As filed with the Securities and Exchange Commission on

                                  April 9, 2002

                            Registration No. 33-30019
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                         Post-Effective Amendment No. 20
                                       to
                                    Form S-6
                                 --------------

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                           (Exact Name of Registrant)
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                ----------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                -----------------

      Title of Securities Being Registered: Securities of Unit Investment Trust
                                           ------------------------------------

      Approximate Date Of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                  [ ] Immediately upon filing pursuant to paragraph (b).

                  [X] On May 1, 2002 pursuant to paragraph (b).

                  [ ] 60 days after filing pursuant to paragraph (a)(1).

                  [ ] On pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

    Item No. of
    Form N-8B-2      Caption In Prospectus

        1         Cover Page
        2         Cover Page
        3         Not Applicable
        4         Distribution of the Policies
        5         Ameritas Variable Life Insurance Company Separate Account V
        6         Ameritas Variable Life Insurance Company Separate Account V
        7         Not Required
        8         Not Required
        9         Legal Proceedings
        10        Summary; Addition, Deletion of Substitution of Investments;
                  Policy Benefits; Policy Rights; Payment and Allocation of
                  Premiums; General Provisions; Voting Rights
        11        Summary; The Funds
        12        Summary; The Funds
        13        Summary; The Funds - Charges and Deductions
        14        Summary; Payment and Allocation of Premiums
        15        Summary; Payment and Allocation of Premiums
        16        Summary; The Funds
        17        Summary, Policy Rights
        18        The Funds
        19        General Provisions; Voting Rights
        20        Not Applicable
        21        Summary; Policy Rights, Loan Benefits; General Provisions
        22        Not Applicable
        23        Safekeeping of the Separate Account's Assets
        24        General Provisions
        25        Ameritas Variable Life Insurance Company
        26        Not Applicable
        27        Ameritas Variable Life Insurance Company
        28        Executive Officers and Directors of AVLIC; Ameritas Variable
                  Life Insurance Company
        29        Ameritas Variable Life Insurance Company
        30        Not Applicable
        31        Not Applicable
        32        Not Applicable
        33        Not Applicable
        34        Not Applicable
        35        Not Applicable
        36        Not Required
        37        Not Applicable
        38        Distribution of the Policies
        39        Distribution of the Policies
        40        Distribution of the Policies
        41        Distribution of the Policies

   Item No. of
   Form N-8B-2     Caption In Prospectus

        42        Not Applicable
        43        Not Applicable
        44        Cash Value, Payment and Allocation of Premium
        45        Not Applicable
        46        The Funds; Cash Value
        47        The Funds
        48        State Regulation of AVLIC
        49        Not Applicable
        50        The Separate Account
        51        Cover Page; Summary; Policy Benefits; Payment and Allocation
                  of Premiums, Charges and Deductions
        52        Addition, Deletion or Substitution of Investments
        53        Summary; Federal Tax Matters
        54        Not Applicable
        55        Not Applicable
        56        Not Required
        57        Not Required
        58        Not Required
        59        Financial Statements

OVERTURE APPLAUSE!(sm),
APPLAUSE II!(sm) & ENCORE!(sm)
Flexible Premium
Variable Universal Life Insurance Policies
                     Ameritas Variable Life Insurance Company Separate Account V

     This prospectus describes the Policies, especially their Separate Account. The Policies are designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and in how to invest your Policy value. Sales of Overture Applause! ceased in 1997, when the Overture Applause II! and Overture Encore! Policies were first made available. Each Policy has different issue limits and requirements; read this Prospectus for details. The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

------------------------- ------------------------------------------ -----------------------------------------------
ALGER                     The Alger American Fund                    Fred Alger Management, Inc.
------------------------- ------------------------------------------ -----------------------------------------------
AMERICAN CENTURY          American Century Variable Portfolios,      American Century Investment Management, Inc.
                          Inc.
------------------------- ------------------------------------------ -----------------------------------------------
AMERITAS PORTFOLIOS       Calvert Variable Series, Inc. Ameritas     Ameritas Investment Corp.
                          Portfolios                                 -Fred Alger Management, Inc. (Fred Alger)
                                                                     -David L. Babson & Company Inc. (Babson)
                                                                     -Calvert Asset Management Company,
                                                                      Inc.(Calvert)
                                                                     -John McStay Investment Counsel (McStay)
                                                                     -Massachusetts Financial Services Company
                                                                      (MFS)
                                                                     -Harris Associates, Inc. (Harris/Oakmark)
                                                                     -State Street Global Advisors (State Street)
------------------------- ------------------------------------------ -----------------------------------------------
CALVERT PORTFOLIOS        Calvert Variable Series, Inc. Calvert      Calvert Asset Management Company, Inc.
                          Portfolios
------------------------- ------------------------------------------ -----------------------------------------------
FIDELITY                  Variable Insurance Products (Initial       Fidelity Management & Research Company
                          Class)
------------------------- ------------------------------------------ -----------------------------------------------
INVESCO FUNDS             INVESCO Variable Investment Funds, Inc.    INVESCO Funds Group, Inc.
------------------------- ------------------------------------------ -----------------------------------------------
MFS                       MFS Variable Insurance Trust               Massachusetts Financial Services Company
------------------------- ------------------------------------------ -----------------------------------------------
MORGAN STANLEY            The Universal Institutional Funds, Inc.    Morgan Stanley Investment Management, Inc.
                                                                     dba "Van Kampen"
------------------------- ------------------------------------------ -----------------------------------------------
SALOMON BROTHERS          Salomon Brothers Variable Series Funds     Salomon Brothers Asset Management Inc.
                          Inc.
------------------------- ------------------------------------------ -----------------------------------------------
SUMMIT PINNACLE SERIES    Summit Mutual Funds, Inc., Summit          Summit Investment Partners, Inc.
                          Pinnacle Series
------------------------- ------------------------------------------ -----------------------------------------------
THIRD AVENUE              Third Avenue Variable Series Trust         EQSF Advisers, Inc.

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

A registration statement including other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC"). For a free copy, access it on the SEC's Web site (www.sec.gov, Edgar "Search for Company Filings," "Quick Forms Lookup" and type in "Ameritas Variable"). You can also ask for it from the SEC's office in Washington, D.C.; they may charge you a fee.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                     1-800-745-1112. variable.ameritas.com
                              ---------------------

TABLE OF CONTENTS                                          Begin on Page

     DEFINED TERMS...............................................3
     POLICY SUMMARY..............................................4
     CHARGES & CREDITS TABLES....................................6
     IMPORTANT POLICY PROVISIONS................................10
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Periods (Guaranteed Death Benefit)
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Optional Features
         Policy Changes
         "Free Look" Rights
     INVESTMENT OPTIONS.........................................15
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep)
     CHARGES & CREDITS..........................................19
         Deduction from Premium (Premium Charge for Taxes; Sales Load) Monthly Deductions from Policy Value
           (Administrative Charge; Cost of Insurance Charge)
         Daily Deduction from Separate Account Assets
           (Risk and Administrative Charge, Portfolio Charges)
         Transaction Charges
           (Surrender Charge, Partial Withdrawal Charge, Transfer Fee) Waiver of Certain Charges
         Cash Surrender Value Bonus
     POLICY DISTRIBUTIONS.......................................23
         Death Benefit
         Maturity Date (Coverage Beyond Maturity)
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................29
         Life Insurance Qualification
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     MISCELLANEOUS..............................................32
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
         Independent Auditors
         Our Management
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B: Optional Features..............................B:1
     FINANCIAL STATEMENTS: Corporate............................F-I-1
     FINANCIAL STATEMENTS: Separate Account.....................F-II-1
     If You Have Questions / Illustrations / Reports to You..Last Page



Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-6153
                             variable.ameritas.com

          Express mail packages should be sent to our street address, not our P.O. Box address.


Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales represen-tative to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.


Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

                            Make checks payable to:
                   "Ameritas Variable Life Insurance Company"

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is the portion of Policy value allocated to our general account and receiving a fixed rate of interest guaranteed by us.

Guaranteed Death Benefit is the specified amount of insurance guaranteed so long as the Guaranteed Death Benefit Premium is paid in advance.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium

   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.

   Minimum Initial Premium is equal to 1/12th of the total first year Guaranteed Death Benefit Premium, times the number of months between the Policy Date and the date the Policy is issued plus one month.

   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

              No one is authorized to give information or make any
       representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

POLICY SUMMARY

         This section is only a summary. Please read each section of this prospectus for additional detail.

         The OVERTURE APPLAUSE!, APPLAUSE II! and ENCORE! Policies are flexible premium variable universal life insurance. The Policies pay a death benefit to the Policy beneficiary upon the insured's death, pay a maturity benefit if the Policy is in force on the maturity date, or pay a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue a Policy for an initial specified amount of insurance coverage of: Applause! - $50,000 or more; Applause II! - at least $50,000 and up to $500,000 for ages 20-49 or $250,000 for ages 50+; Encore! - at least $500,000 for ages 20-49 and $250,000 for ages 50+.

         You have flexibility under the Policies. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, loans and surrenders may be subject to income tax and penalty tax.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy value allocated to the variable investment options. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's Charges. However, your Policy will not lapse during the Guaranteed Death Benefit Period if you meet the Guaranteed Death Benefit Premium requirements. Your Policy's Death Benefit will never be less than the then current specified amount of insurance coverage less any outstanding Policy loans and unpaid loan interest.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policies are like fixed-benefit life insurance except for their variable investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit may vary to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us.

         A significant advantage of the Policies is that they provide the ability to accumulate capital on a tax-deferred basis while providing benefits such as life insurance protection through death benefits, lifetime income payments, and the potential for tax-free income during the insured's life.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policies are different. Unlike publicly traded mutual funds, the Policies have these features:

o Provides insurance protection through a death benefit based on the insured's life.
o Can lapse with no value, if your Policy value is not enough to pay charges or loan interest, unless the terms for a Guaranteed Death Benefit are met.
o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit and (b) taxation of them is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o If the Policy becomes a "modified endowment contract," as defined by tax law, then (a) there would be a 10% penalty tax on withdrawals before age 59 1/2; (b) withdrawals are deemed to come from earnings first (taxable), then from premium; and (c) loans are treated the same as withdrawals.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o By purchasing interests in the Separate Account Subaccounts, you select the portfolios in which we then invest your money. We own the Separate Account assets, but they are held separately from our other assets.

     POLICY OPERATION & FEATURES

Premiums

o Minimum Initial Premium: The premium required to purchase the level of initial specified amount of life insurance coverage you select.
o Ongoing premium: No less than the premium required to keep coverage in effect. We will notify you if premium will exceed tax limits for life insurance and /or cause the Policy to become a "modified endowment contract."
o The Policy Anniversary on which your Policy matures is: for Applause! Policies, nearest your 95th birthday; for Applause II! and Encore! Policies, nearest your 100th birthday.

Charges Deducted from Premium
(See CHARGES & CREDITS TABLES on next pages.)
o    Premium charge for taxes.
o    Sales Load. (Currently, Applause! Policy only.)

Investment Options

o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets
(See CHARGES & CREDITS TABLES on next pages.)

Deductions from entire Policy value:
o    Administrative expense charges
o    Cost of insurance charge
o    Surrender and partial withdrawal charges, if any.
o    Charges for selected optional features.

Deductions from Separate Account assets only:
o    Mortality and expense risk charge
o    Asset-based Administrative Charge. Applause II! and Encore! Policies only.)
o    Underlying portfolio investment advisory charges and operating expenses.

Loans
o You may borrow a limited amount of Policy value. Interest accrues on outstanding loan amounts. After several Policy Years, loans at a lower interest may be available.

Surrenders
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES & CREDITS TABLES, next page.

Bonus  (Applause II! and Encore ! Policies only.)
o We may give you an added credit to your Policy value each year after your 21st Policy Year that your Policy value is $500,000 or more.
                      -----------------
                        Premiums to
                        Your Policy
---------------------------------------------------------
        Ameritas Variable Life Insurance Company
---------------------------------------------------------
                   Charges Deducted from Premium
---------------------------------------------------------
                   Investment Options
---------------------------------------------------------
    Fixed
   Account           Ameritas Variable Life Insurance
                        Company Separate Account V
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------
            Charges (Deductions from Assets)
---------------------------------------------------------
                                              Death
                       Surrender all        Benefits:
      Loans              or part of        Option A or
                         the Policy          Option B
-------------------    ---------------    ---------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------
Death Benefit

o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
o  Two death benefit options are available:
   Option A: essentially a level death benefit that includes total Policy value within the specified amount; or
   Option B: pays the total Policy value in addition to the specified amount. Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
   See the POLICY DISTRIBUTIONS: Death Benefits section for details.

Settlement Income
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES & CREDITS TABLES

     The following table is a summary. See the CHARGES & CREDITS section of this Prospectus for more detail.

---------------------------------------------------------------------------------- ---------- ----------
                                                                                              Guaranteed
CHARGES                                                                             Current     Maximum
--------------------------------------------------------------------------------------------------------
DEDUCTED FROM PREMIUM
---------------------------------------------------------------------------------- ---------- ----------
'  PREMIUM CHARGE FOR TAXES (% of each premium)     Applause                         2.50%       2.50%
                                                    Applause II & Encore             3.50%       5.00%
---------------------------------------------------------------------------------- ---------- ----------
'  SALES LOAD CHARGE                                Applause                         5.00%       5.00%
                                                    Applause II                      None        2.50%
                                                    Encore                           None         None
---------------------------------------------------------------------------------- ---------- ----------
MONTHLY DEDUCTIONS FROM POLICY VALUE                                       Policy    Policy     All Years
         (deducted monthly from total Policy Value                        Year 1    Years 2+
---------------------------------------------------------------------------------- ---------- ----------
'  ADMINISTRATIVE CHARGE                            Applause                $9        $6           $9
                                                    Applause II             $9        $6           $9
                                                    Encore                  $6        $6           $9
---------------------------------------------------------------------------------- ---------- ----------
'  COST OF INSURANCE                                                                varies(1)  varies(1)
---------------------------------------------------------------------------------- ---------- ----------
'  COST OF OPTIONAL FEATURES

    - Guaranteed Death Benefit Rider  (* minimum premium requirements apply)        -*None      -* None
    - Other optional features:  See Appendix C and ask for a Policy                -varies(1) -varies(1)
      illustration or see your Policy for charges for optional benefits you may select.
---------------------------------------------------------------------------------- ---------- ----------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
    (deducted daily from Separate Account assets only to equal the annual % shown)
---------------------------------------------------------------------------------- ---------- ----------
'  RISK CHARGE (for mortality and expense risk)                           Policy    Policy    Guar. Max.
                                                                         Yrs 1-20   Yrs 21+   All Years
                                                   Applause               0.90%      0.65%       0.90%
                                                   Applause II            0.45%      0.30%       0.90%

                                                                           Yrs     Yrs    Yrs
                                                                           1-4    5-20    21+
                                                   Encore                0.70%    0.45%  0.30%   0.90%
---------------------------------------------------------------------------------- ---------- ----------
'  ASSET-BASED ADMINISTRATIVE CHARGE                                      Policy    Policy    Guar. Max.
                                                                         Yrs 1-20   Yrs 21+   All Years
                                                   Applause                None      None       None
                                                   Applause II             0.35%     0.15%      0.35%

                                                                           Yrs     Yrs    Yrs
                                                                           1-4    5-20    21+
                                                   Encore                 None   0.25%   0.15%  0.25%
---------------------------------------------------------------------------------- ------- ------ ------
                                                                          Policy    Policy    Guar. Max.
       TOTAL Daily Deduction from Separate Account Assets                Yrs 1-20   Yrs 21+   All Years
                                                   Applause                0.90%      0.65%       0.90%
                                                   Applause II             0.80%      0.45%       1.25%

                                                                           Yrs     Yrs    Yrs
                                                                           1-4    5-20    21+
                                                  Encore                   0.70%  0.70%  0.45%    1.15%
--------------------------------------------------------------------------------------------------------
TRANSACTION CHARGES
---------------------------------------------------------------------------------- ---------- ----------
'  SURRENDER CHARGE (deducted from total Policy value upon a full surrender)
         * varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy.  May apply for up to 14 years.  The highest aggregate surrender charge is $40 (for
         Applause!), $48 (for Applause II!), and $40 (for Encore!) for each
         $1,000 of specified amount of insurance coverage.  Taxes and penalties     *varies   Same as
         may also apply.  Ask for a Policy illustration or see your Policy for                current
         these charges applicable to you.
---------------------------------------------------------------------------------- --------- -----------
'  PARTIAL WITHDRAWAL CHARGE
                                                    Applause                        $25         $50
(lesser of % of withdrawal amount or dollar amount) Applause II & Encore         2%, or $25   2%, or $50
----------------------------- ---------------------------------------------------- ---------- ----------
'  TRANSFER FEE       '  First 15 transfers per Policy Year                         None       Same as
      (per transfer)  '  Over 15 transfers in one Policy Year, we may charge...     $10        current
---------------------------------------------------------------------------------- ---------------------
(1) varies by insured's sex, issue age, risk class and specified amount of insurance coverage. Ask for a Policy illustration or see your Policy for the charge applicable to you.

--------------------------------------------------------------------------------------------------------
                                                                                              Guaranteed
                                                                                    Current     Maximum
 INTEREST                                                              Credited     Charge
--------------------------------------------------------------------------------------------------------

'  FIXED ACCOUNT  * Guarantee minimum annual effective rate.           At least
   We may credit a higher current rate.        Applause                 4.50%*       N/A         N/A
                                               Applause II & Encore     3.50%*
---------------------------------------------------------------------------------- ---------- ----------
'        LOAN ACCOUNT  (effective annual rates)
                                               Applause
         Regular Loans                                                  4.50%       6.50%         8%
         Reduced Rate Loans  (available only after the 10th Policy      4.50%       4.50%         5%
           Year andafter attaining age 55)

                                               Applause II & Encore
         Regular Loans                                                  3.50%       5.50%         6%
         Reduced Rate Loans (available only after the                   3.50%       3.50%         4%
           10th Policy Year and after attaining age 55))
---------------------------------------------------------------------------------- ---------- ----------
                                                                                    Current   Guaranteed
BONUS                                                                               Credit      Credit
---------------------------------------------------------------------------------- ---------- ----------
'       CASH SURRENDER VALUE BONUS Only Applause II and Encore (Beginning in
        Policy Year 21,if your Policy's Cash Surrender Value is $500,000 or
        greater on the Policy Anniversary, a bonus at an annual effective rate       0.25%       None
        shown here may be added to Policy value each Policy Monthly Anniversary.
        This credit is not guaranteed. There is no extra cost for this bonus.)
---------------------------------------------------------------------------------- ---------- ----------





   The following chart shows the expenses charged in the year 2001 by each Subaccount portfolio based on that portfolio's average daily net assets. We deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by each portfolio's adviser and was not independently verified by us.

----------------------------------------------------------------------------------------------------------------------
                                                                              Total                   Total Expenses
        Subaccount's underlying             Management  12b-1     Other       Fund     Waivers and   after waivers and
           Portfolio Name                     Fees       Fees     Fees        Fees     Reductions   reductions, if any
----------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Balanced              0.75%       -       0.10%       0.85%         -            0.85%
o        Alger American Leveraged AllCap      0.85%       -       0.07%       0.92%         -            0.92%
AMERICAN CENTURY                                          -
o        VP Income & Growth                   0.70%       -         -         0.70%         -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o        Ameritas Growth (Fred Alger)         0.80%       -       0.10%       0.90%       0.01%          0.89%
o        Ameritas Income & Growth (Fred       0.68%       -       0.12%       0.80%       0.02%          0.78%
           Alger)
o        Ameritas MidCap Growth (Fred Alger)  0.85%       -       0.11%       0.96%       0.02%          0.94%
o        Ameritas Small Company Equity        1.17%       -       1.21%       2.38%       0.88%          1.50%
           (Babson)
o        Ameritas Money Market (Calvert)      0.25%       -       0.13%       0.38%       0.02%          0.36%(2)
o        Ameritas Small Capitalization        0.90%       -       0.21%       1.11%       0.11%          1.00%
           (McStay)
o        Ameritas Emerging Growth (MFS        0.80%       -       0.41%       1.21%       0.26%          0.95%
           Co.)
o        Ameritas Growth With Income (MFS     0.80%       -       0.52%       1.32%       0.34%          0.98%
           Co.)
o        Ameritas Research (MFS Co.)          0.80%       -       0.61%       1.41%       0.45%          0.96%
o        Ameritas Select (Harris/Oakmark)     0.97%       -       0.48%       1.45%         -            1.45%
o        Ameritas Index 500 (State Street)    0.29%       -       0.15%       0.44%       0.06%          0.38%

----------------------------------------------------------------------------------------------------------------------
                                                                              Total                   Total Expenses
        Subaccount's underlying             Management  12b-1     Other       Fund     Waivers and   after waivers and
           Portfolio Name                     Fees       Fees     Fees        Fees     Reductions   reductions, if any
----------------------------------------------------------------------------------------------------------------------
CALVERT PORTFOLIOS
o        CVS Income                           0.70%       -       0.50%       1.20%       0.22%          0.98%(3)
o        CVS Social Balanced                  0.70%       -       0.18%(4)    0.88%         -            0.88%
o        CVS Social Equity                    0.70%       -       0.64%       1.34%       0.36%          0.98%(3)
o        CVS Social International Equity      1.10%       -       0.51%(4)    1.61%         -            1.61%
o        CVS Social Mid Cap Growth            0.90%       -       0.23%(4)    1.13%         -            1.13%
o        CVS Social Small Cap Growth          1.00%       -       0.39%(4)    1.39%         -            1.39%
FIDELITY (Initial Class)
o        VIP Asset Manager                    0.53%       -       0.11%       0.64%         -            0.64%(5)
o        VIP Asset Manager: Growth            0.58%       -       0.15%       0.73%         -            0.73%(5)
o        VIP Contrafund(R)                    0.58%       -       0.10%       0.68%         -            0.68%(5)
o        VIP Equity-Income                    0.48%       -       0.10%       0.58%         -            0.58%(5)
o        VIP Growth                           0.58%       -       0.10%       0.68%         -            0.68%(5)
o        VIP High Income                      0.58%       -       0.13%       0.71%         -            0.71%(5)
o        VIP Investment Grade Bond            0.43%       -       0.11%       0.54%         -            0.54%
o        VIP Overseas                         0.73%       -       0.19%       0.92%         -            0.92%(5)
INVESCO FUNDS
o        VIF-Dynamics(6)                      0.75%       -       0.33%       1.08%         -            1.08%
MFS
o        New Discovery                        0.90%       -       0.19%(7)(8) 1.09%       0.03%          1.06%
o        Strategic Income                     0.75%       -       0.37%(7)(8) 1.12%       0.20%          0.92%
o        Utilities                            0.75%       -       0.18%(7)    0.93%         -            0.93%
MORGAN STANLEY
o        Emerging Markets Equity              1.25%       -       0.87%       2.12%       0.27%          1.85%(9)
o        Global Value Equity                  0.80%       -       0.48%       1.28%       0.13%          1.15%(9)
o        International Magnum                 0.80%       -       0.54%       1.34%       0.18%          1.16%(9)
o        U.S. Real Estate                     0.80%       -       0.35%       1.15%       0.05%          1.10%(9)
SALOMON BROTHERS
o        Variable Capital                     0.85%       -       0.17%       1.02%       0.02%(10)      1.00%
SUMMIT PINNACLE SERIES(11)
o        Nasdaq-100 Index                     0.35%       -       0.30%       0.65%         -            0.65%
o        Russell 2000 Small Cap Index         0.35%       -       0.40%       0.75%         -            0.75%
o        S&P MidCap 400 Index                 0.30%       -       0.30%       0.60%         -            0.60%
THIRD AVENUE
o        Third Avenue Value (12)              0.90%       -       0.40%       1.30%         -            1.30%


(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) AIC may recapture fees waived and/or reimbursed for the Ameritas Money Market portfolio. Such recapture is permitted, after taking into account the fee recapture, only to the extent that the expense ratio of the Ameritas Money Market portfolio does not exceed 0.36%. The adviser may recapture fees until December 31, 2002, the expiration of the recapture period.

(3) Expenses are based on estimates for the portfolio's upcoming fiscal year. The adviser has contractually agreed to limit annual portfolio operating expenses to 0.98% for the fiscal year ending December 31, 2002.

(4) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

     The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total Expenses" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2001.

(7) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:

                  New Discovery                        1.05%
                  Strategic Income                     0.90%
                  Utilities                            0.92%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery Series and MFS Strategic Income portfolios such that each portfolio's "Other Fees" (after taking into account the expense offset arrangement described above) do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees who oversees the portfolio.

(9) The portfolio's investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed:
                  Emerging Markets Equity                    1.75%
                  Global Value Equity                        1.15%
                  International Magnum                   1.15%
                  U.S. Real Estate                       1.10%
     The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the portfolio's total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

     For the year ended December 31, 2001, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each portfolio, including certain investment related expenses, were as stated in the table.

(10) The manager voluntarily reimbursed the fund for certain expenses during the period ended December 31, 2001. Without this reimbursement, the fund's Total Expenses would have been 1.2702%. The manager may discontinue the waiver at any time.

(11) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(12) Under current arrangements, whenever, in any fiscal year, the portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the portfolio's average net assets, the adviser is obligated to reimburse the portfolio in an amount equal to that excess.

         Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

         We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

IMPORTANT POLICY PROVISIONS

         The OVERTURE APPLAUSE!, APPLAUSE II! and ENCORE! Policies are flexible premium variable universal life insurance. Many rights and benefits under the Policies are summarized in this prospectus; however, refer to the Policy itself for the actual and complete terms of the Policy. You may obtain a sample copy of a Policy from us. A Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit or maturity benefit, or until it lapses because premiums paid and its Policy value are insufficient to keep the Policy in force and a Guaranteed Death Benefit Period is not in effect, or if a Policy loan exists, the Cash Surrender Value is equal to or less than the amount of the loan plus unpaid interest.

         POLICY APPLICATION AND ISSUANCE

         We no longer issue the OVERTURE APPLAUSE!. For the APPLAUSE II! and ENCORE! Policies, the insured must not be older than age 80 (and, for Encore! only, not younger than age 20) on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Minimum Initial Premium, and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

                   Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:

          o The Owner's and insured's full name, Social Security number, date of birth, and certain other required information must be included.
          o Your premium allocations must be completed, be in whole percentages, and total 100%.
          o    Initial premium must meet Minimum Initial Premium requirements.
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium

          o At least Minimum Initial Premium sufficient to purchase the specified amount of insurance coverage you apply for.

         Additional Premiums
          o If a premium increases the face amount of coverage, it is subject to evidence of the insured's continued insurability and our underwriting requirements.
          o Must be at least enough to maintain the specified amount of coverage you purchased.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. The Planned Periodic Premium is flexible. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time. However, there may be a no-lapse guarantee as part of our Guaranteed Death Benefit provision, described below.

          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit your initial net premium (premium less the Premium Charge For Taxes) to the Policy on the date the Policy is issued. All premiums are allocated to the Ameritas Money Market Subaccount until 13 days after the date the Policy is issued to accommodate your State "Right to Examine" rights under the Policy. Then, we will allocate your Policy value to the investment options according to your allocation instructions. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium minus charges deducted from assets for the first month. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and any Loan Account, minus any outstanding charges or loan and loan interest due.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily deductions from Policy Separate Account assets (for mortality and expense and, if any, administrative expense risk charges); and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (f) the Fixed Account's share of any monthly deductions from Policy value; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h)  interest credited on the Fixed Account balance.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured, or any person insured by a Policy rider, has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent deduction for Policy charges and expenses and the cost of any additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay only the premiums received, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay only the monthly deductions for an increase in specified amount of insurance coverage if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse when Policy cash surrender value is not enough to cover any due but unpaid charges and, where a Policy loan exists, any loan interest due. However, this Policy will not lapse for a guaranteed period if the Guaranteed Death Benefit is in effect. This Policy also will not lapse during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

                        Lapse of the Policy may result in
                           adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the following rules.

     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o    Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans or surrenders. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:

     o    Written application signed by you and the insured;
     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o (For Applause! only, for Policy Years 4+. For Applause II and Encore! Policies, all Policy Years.) Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or
          (2) Three times the current Policy Month's monthly deductions adjusted for Percent of Premium Charge for Taxes (and, for Applause!, also adjusted for the Sales Load Charge).
     o Repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the beginning of the grace period that ended in termination of the Policy. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on August 28, 1985. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.


                 You bear the risk that the variable investment
                    options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

              Each Subaccount underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to add or change the investments of the Separate Account, and to eliminate the shares of any Subaccount underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield the following per year, compounded annually: Applause! - 4.5%; ApplauseII! and Encore! - 3.5%. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

         All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. Therefore, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by internet when available.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES & CREDITS section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year.
               -    may be delayed up to six months.
               - for Applause!, the transfer may only be made within 30 days following a Policy Anniversary.
               - for Applause II! and Encore! Policies only, is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

         Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:

     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing or Earnings Sweep Programs are elected.

o    Portfolio Rebalancing Program

         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
     o    You may have rebalancing occur quarterly, semi-annually or annually.
     o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:

     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
     o    You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES & CREDITS

         The following repeats and adds to information provided in the CHARGES & CREDITS TABLES section. Please review both Prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         DEDUCTION FROM PREMIUM

o        Premium Charge for Taxes
         Many states and municipalities impose a premium tax on us. We also incur a federal income tax liability (a deferred acquisition cost tax) upon Policy premium collected. The actual federal and state taxes that we will pay on any particular Policy may be more or less than the amount we collect. The charge to cover these expenses is a percentage of each premium payment as follows:

         -    Applause! Policies:  Currently and guaranteed to not exceed 2.5%.
         - Applause II! and Encore! Policies: Currently 3.5%. Guaranteed to not exceed 5%.

o        Sales Load Charge

         This charge partially compensates us for the cost of selling the Policy, including the costs for agents' commissions and printing of product materials. We incur the majority of these expenses in the early Policy Years. Through this charge, we recover those expenses over the life of a Policy. To the extent our sales and distribution expenses exceed sales charges in any year, we pay such expenses from our other assets or surplus in our general account, including from amounts derived from the Risk Charge and from other charges made under the Policy: The charge to cover these expenses is a percentage of each premium payment as follows:

          -    Applause! Policies: Currently and guaranteed to not exceed 5%.
          -    Applause II! Policies: Currently none. Guaranteed to not exceed
               2.5%.
          -    Encore! Policies: None.


         MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Administrative Charge

         This charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges. This charge, for each Policy, is a monthly charge as follows:
          - Applause! Policies: In Policy Year 1 currently $9, in Policy Years 2+ currently $6. Guaranteed to never exceed $9 in all years.
          - Applause II! Policies In Policy Year 1 currently $9, in Policy Years 2+ currently $6. Guaranteed to never exceed $9 in all years.
          - Encore! Policies: In all Policy Years currently $6. Guaranteed to never exceed $9 in all years.

o        Cost of Insurance Charge
         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy month can vary from month to month. The annual cost of insurance rate varies by the insured's sex, issue age, risk and rate class, specified amount of insurance coverage, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's age, risk and rate class, and total specified amount of insurance at the time of the increase, and the length of time the Policy increase has been in force. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the guaranteed charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The maximum Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month; multiplied by
- The guaranteed cost of insurance rate per $1,000 of face amount of insurance coverage (which is set forth in the Policy); divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See APPENDIX B for more information. Optional features may not be available in all states.

         DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, or the Policy value is not enough to keep the Policy in force during the Guaranteed Death Benefit Period - and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover death benefits and expenses, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge. This charge, for each Policy, is equal to an annual percentage of Policy Separate Account assets as follows:
     - Applause! Policies: In Policy Years 1-20 currently 0.70%, and in Policy Years 21+ currently 0.45%. Guaranteed to never exceed 0.90% in all years.
     - Applause II! Policies: In Policy Years 1-20 currently 0.45%, and in Policy Years 21+ currently 0.30%. Guaranteed to never exceed 0.90% in all years.
     - Encore! Policies: In Policy Years 1-4 currently 0.70%, in Policy Years 5-20 currently 0.45%, and in Policy Years 21+ currently 0.30%. Guaranteed to never exceed 0.90% in all years.

o        Asset-Based Administrative Charge
         This charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. This charge, for each Policy, is equal to an annual percentage of Policy Separate Account assets as follows:
     -    Applause! Policies: No Asset-Based Administrative Charge.
     - Applause II! Policies: In Policy Years 1-20 currently 0.35%, and in Policy Years 21+ currently 0.15%. Guaranteed to never exceed 0.35% in all years.
     - Encore! Policies: In Policy Years 1-4 currently no charge, in Policy Years 5-20 currently 0.25%, and in Policy Years 21+ currently 0.15%. Guaranteed to never exceed 0.25% in all years.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolios' last fiscal year, are stated in this prospectus' CHARGES & CREDITS TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

         TRANSACTION CHARGES

o        Surrender Charge
         If a Policy is surrendered on or before the 15th Policy Anniversary Date, a Surrender Charge will be assessed based upon (1) percentages of the premiums actually paid (a "Contingent Deferred Sales Charge") and (2) a charge per $1,000 of insurance issued based upon sex, and the insured's issue age (or attained age at the time of any increase) and tobacco use (a "Contingent Deferred Administrative Charge"). Increases in a Policy's specified amount of coverage are also subject to a Surrender Charge, based upon the insured's attained age at the time of the increase, the amount of the increase. For each Policy, these charges are as follows:

         Contingent Deferred Administrative Charge Upon Policy Surrender and Increases in Specified Amount of Coverage.
          - Applause! Policies: 70% of the maximum surrender charge not to exceed $28 per $1,000 of specified amount of coverage.
          - Applause II! Policies: 60% of the maximum Surrender Charge not to exceed $28.80 per $1,000 of specified amount of coverage.
          - Encore! Policies: 60% of the maximum Surrender Charge not to exceed $24 per $1,000 of the specified amount of coverage.

         Contingent Deferred Sales Charge Upon Policy Surrender.
          - Applause! Policies: Lesser of (1) 25% of premiums received up to the Guaranteed Death Benefit Premium, plus 5% of the premiums received in excess of the Guaranteed Death Benefit Premium; or
               (2) $12 per $1,000 of specified amount of coverage.
          - Applause II! and Encore! Policies: Lesser of (1) 30% of the premiums received up to the "SEC Guideline Premium," plus 10% of the premiums received in excess of the "SEC Guideline Premium," up to an amount equal to two times the "SEC Guideline Premium," plus 9% of the premiums received in excess of the second "SEC Guideline Premium;" or (2) 40% of the maximum Surrender Charge not to exceed $19.20, for Applause II! Policies, or $16, for Encore! Policies, per $1,000 of specified amount of coverage. The "SEC Guideline Premium" is a benchmark amount, set by SEC rule, which is relevant in defining the limits of certain charges we may assess.

         Contingent Deferred Sales Charge Upon Increases in Policy Specified Amount of Coverage.
          - Applause II! and Encore! Policies: Lesser of (1) 15% of the premiums received up to the "SEC Guideline Premium" for the increase, plus 5% of the premiums received in excess of the "SEC Guideline Premium" for the increase, up to an amount equal to two times the "SEC Guideline Premium," plus 4.5% of the premiums received in excess of the second "SEC Guideline Premium" for the increase; or (2) 40% of the maximum Surrender Charge applicable to the increase.

         The Surrender Charge will be applied according to the following schedule. Because the Surrender Charge may be significant upon early surrender, you should purchase a Policy only if you intend to keep it in force for a substantial period of time.

                       % of Surrender Charge applicable                          % of Surrender Charge applicable
                                each Policy Year                                          each Policy Year
     Policy Year      ------------------ -------------------     Policy Year    ------------------- ------------------
                        Applause! and       Applause II!                          Applause! and       Applause II!
                           Encore!                                                   Encore!
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         1                  100%              100%                   9                60%                 50%
         2                  100%               96%                  10                50%                 42%
         3                  100%               92%                  11                40%                 33%
         4                  100%               88%                  12                30%                 25%
         5                  100%               83%                  13                20%                 17%
         6                   90%               75%                  14                10%                  8%
         7                   80%               67%                  15+                0%                  0%
         8                   70%               58%

The maximum Surrender Charge per $1,000 of specified amount of coverage for each Policy is:
          -    Applause!. $40; Applause II!. $48; Encore!. $40.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may deduct a Partial Withdrawal Charge. For Applause! Policies this charge is guaranteed to never be greater than $50; currently this charge is $25. For Applause II! and Encore! Policies, this charge is guaranteed to never be greater than the lesser of (1) 2% of the amount withdrawn, or (2) $50; currently this charge is the lesser of
(1) 2% of the amount withdrawn, or (2) $25. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a $10 Transfer Fee for any transfer in excess of 15 transfers per Policy Year. We will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         WAIVER OF CERTAIN CHARGES

         When a Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

         CASH SURRENDER VALUE BONUS  (APPLAUSE II! and ENCORE! Policies only)

         Beginning with the 21st Policy Anniversary, if Policy Cash Surrender Value is at least $500,000 on a Policy Anniversary, a bonus equal to an annual effective rate of 0.25% of the Cash Surrender Value may be credited to the fixed account and/or the Subaccounts on each Policy Monthly Anniversary. This bonus is not guaranteed. There is no additional Policy expense for this feature. The bonus will be credited to the fixed account and/or the Subaccounts based on the premium allocation percentages in effect at that time.

POLICY DISTRIBUTIONS
         The principle purpose of the Policies is to provide a death benefit upon the insured's death, but before then you may also borrow against a Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, a Policy will pay to the Policy beneficiary:
         (a) the death benefit on the insured's life under the death benefit option in effect; plus
         (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
         (c)  any outstanding Policy debt; minus
         (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
         -  Your Policy being in force;
         -  Our receipt of Due Proof of Death of the Insured;
         - Our receipt of sufficient beneficiary information to make the payment; and
         -  Your election of a payment option.

"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.


o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
           Attained    Corridor      Attained    Corridor    Attained    Corridor     Attained    Corridor
              Age          %           Age           %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            20-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%         94         101%
              50          185%          60         130%         70         115%         95+        100%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: Applause! Policies: The specified amount will remain unchanged (evidence of insurability is required). Applause II! and Encore! Policies: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change (no evidence of insurability is required). For all Policies, the new death benefit will equal the specified amount plus the Policy value.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
o The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could cause the Policy to become a Modified Endowment Contract under federal tax law (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice and approve the change.

INCREASE in Coverage Rules

o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium may be required for the amount of the increase.
o Minimum amount of an increase is $25,000 of specified amount of insurance coverage.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this Prospectus' CHARGES & CREDITS:
     Transaction Charges section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' IMPORTANT POLICY PROVISIONS: Lapse - Guaranteed Death Benefit provision).
o Additional premium may be required if Policy value at the time of the increase, minus Surrender Charges, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.
o If we approve the increase, but in a rating class different than the original specified amount of insurance coverage or any prior increase, the Guaranteed Death Benefit Period may be adjusted.

DECREASE in Coverage Rules

o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     Applause! Policies - $100,000 for insureds in the preferred rate class; $35,000 for insureds in all other rate classes.
     Applause II! Policies - $100,00 for insureds in the preferred rate class; $50,000 in the 2nd and 3rd Policy Year, and $35,000 in the 4th and subsequent Policy Years for insureds in all other rate classes.
     Encore! Policies - For insureds whose age at Policy issue was 20-49:
     $500,000 in the 2nd and 3rd Policy Year, $400,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years. For insureds whose age at Policy issue was 50+: $250,000 in the 2nd and 3rd Policy Year, $200,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal Maturity Date is the Policy Anniversary next following: for Applause! Policies, the insured's 95th birthday; for Applause II! and Encore! Policies, the insured's 100th birthday. On the Maturity Date, we will pay you the Policy value, less any Policy debt, if (a) the insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the Maturity Date as described above under the Lapse and Grace Period provision. If the Policy does continue in force to the Maturity Date, it is possible there will be little or no Policy Value at that time.

o        Coverage Beyond Maturity

         During the 90 days before the normal Policy Maturity Date, you may elect a no-cost Extended Maturity Rider to continue the Policy in force beyond the Maturity Date. The election must be made by Written Notice. As long as the Cash Surrender Value exceeds zero, the Policy may remain in force to provide a death benefit at the insured's death. After the normal Maturity Date, the following will then apply:

o    The extended Maturity Date is the date of the insured's death.
o    No further premium will be accepted.
o    Cost of insurance and rider charges will be zero.
o The normal Maturity Date is not extended for purposes of benefits under other optional benefit riders.
o    Any loan outstanding will continue to accrue interest expense.
o All Policy provisions not changed by the Extended Maturity Rider remain in effect.
o The Policy could still lapse prior to the insured's death if Cash Surrender Value decreases to zero.

The tax consequences of continuing a Policy beyond the insured's age 100 are unclear. Please consult a tax adviser.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your rider language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. If the Policy is a modified endowment contract under tax law, then a Policy loan will be treated as a partial withdrawal for tax purposes. Any loan transaction will permanently affect Policy values, including net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

--------------------------------------------------------------------------------
                             Amount You Can Borrow
--------------------------------------------------------------- ----------------
APPLAUSE! Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to 90% of the Cash Surrender Value.
--------------------------------------------------------------------------------
APPLAUSE! Reduced Rate Policy Loan. Available after the later of the Policy Anniversary nearest the insured's 55th birthday or the 10th Policy Anniversary. Amount eligible is 10% of Policy value on the date the Reduced Rate loan privilege first becomes available (see prior sentence), increased each subsequent Policy Year by an additional 10% of that amount plus 5% interest. Any loan outstanding on the date the Reduced Rate Loan privilege becomes available, up to the Reduced Rate Loan limit, will become a Reduced Rate Policy Loan from that point forward.

--------------------------------------------------------------------------------
                               Loan Interest Rate
--------------------------------------------------------------------------------
APPLAUSE! Standard Policy Loan. Current net annual loan interest rate of
2%: we charge a current interest rate with a 6.5% effective annual yield (guaranteed to not exceed 8%), but we also credit an interest rate with an effective annual yield of 4.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
APPLAUSE! Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 4.5% effective annual yield (guaranteed to not exceed 4.5%), but we also credit an interest rate with an effective annual yield of 4.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Amount You Can Borrow
--------------------------------------------------------------------------------
APPLAUSE II! and ENCORE! Standard Policy Loan. After the first Policy Year, you may borrow up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy loans including the requested loan for the rest of the Policy Year.
--------------------------------------------------------------------------------
APPLAUSE II! and ENCORE! Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is 10% of Cash Surrender Value as of the most recent Policy Anniversary, minus any outstanding Reduced Rate Loan principal. Any loan outstanding at the end of the 10th Policy Year, up to the Reduced Rate Loan limit, will become a Reduced Rate Policy Loan from that point forward.
--------------------------------------------------------------------------------
                               Loan Interest Rate
--------------------------------------------------------------------------------
APPLAUSE II! and ENCORE! Standard Policy Loan. Current net annual loan interest rate of 2%: we charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
APPLAUSE II! and ENCORE! Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------

Loan Rules

o    The Policy must be assigned to us as sole security for the loan.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest to the Loan Account on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o    All or part of a loan may be  repaid  at any time  while  the  Policy is in force.  We will  deduct  the  amount  of the loan  repayment  from the Loan
     Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as the Policy value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions for tax purposes. However, it is possible that tax authorities could treat Reduced Rate Loans as distributions rather than loans.
o    We may defer making a loan for up to six months.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o A full surrender request must be by Written Notice on a form provided by us.
          o The applicable Surrender Charge is described in your Policy and the CHARGES & CREDITS section of this Prospectus.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. Such a reduction will impact the net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules

o    A partial surrender request must be made by Written Notice.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES & CREDITS section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the rest of that Policy Year (and, for Applause! Policies, the remaining Policy value during Policy Years 1-5 is at least two times the Guaranteed Death Benefit Premium), and the specified amount of insurance coverage after the withdrawal must be at least:

     Applause! Policies - $100,000 for insureds in the preferred rate class ; $35,000 for insureds in all other rate classes.

     Applause II! Policies - $100,00 for insureds in the preferred rate class; $50,000 in the 2nd and 3rd Policy Year, and $35,000 in the 4th and subsequent Policy Years for insureds in all other rate classes.

     Encore! Policies - For insureds whose age at Policy issue was 20-49:
     $500,000 in the 2nd and 3rd Policy Year, $400,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years. For insureds whose age at Policy issue was 50+: $250,000 in the 2nd and 3rd Policy Year, $200,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years.

o    A partial withdrawal is irrevocable.
o Partial withdrawals are made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract (MEC) in which case they're made first from earnings and then from premiums.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount. You may direct us to deduct withdrawal amounts from investment options you elect; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct withdrawals on a pro-rata basis from all Subaccounts and the Fixed Account.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of Policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You or, after your death your beneficiary, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (See Selecting a Payment Option, Options C and F).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

         The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: Unless you elect a payment option with a guaranteed period or option A, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         LIFE INSURANCE QUALIFICATION

         The Internal Revenue Code of 1986, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policies. Thus, there is some uncertainty about the application of those tests to the Policies.

         Tax laws affecting the Policies are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under a Policy.

         Nevertheless, we believe the Policies qualify as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policies as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

         The Policies' flexibility and how you tailor them to meet your needs could cause them to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes your Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
     - the total of any premium payments or other consideration paid for the Policy, plus
     -  any taxable distributions minus
     -  any withdrawals or premiums previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that preferred rate loans could be treated as distributions rather than loans.

         Neither distributions (including distributions upon surrender) nor loans (except perhaps preferred rate loans) from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         The Policy may continue after the insured attains 100. The tax consequence associated with continuing a Policy beyond the maturity date of age 100 are unclear. A tax advisor should be consulted on this issue.

         Diversification requirements. Code Section 817(h) requires investments of the Separate Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

         Possible tax law changes. Tax treatment of the Policy could change, by legislation or otherwise. You should consult a tax advisor with respect to possible tax law changes and their effect on your intended use of the Policy.

         No Guarantees Regarding Tax Treatment. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult with a tax advisor if you have tax questions about the Policy.

MISCELLANEOUS

         ABOUT OUR COMPANY

Ratings: A.M. Best - A (Excellent), 3rd highest rating of 15 categories for insurer strength and operating performance.

           Standard & Poor's - AA (Very Strong), 3rd highest rating of 21 categories for insurer financial strength.
           (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

Awards:  1999 Better Business Bureau National Torch Award.

           Ameritas Life Insurance Corp. and its affiliated companies, including Ameritas Variable Life Insurance Company, were among only 22 finalists honored by this award for marketplace ethics. We were sited for "demonstrating the highest level of integrity in [our] practice toward customers, employees, suppliers, industry peers, and the communities where [we] do business.

         Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. Our home office and Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also an indirect majority-owned subsidiary of Ameritas Acacia
Mutual Holding Company is the ultimate majority owner. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year. Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES & CREDITS section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         INDEPENDENT AUDITORS

         The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December
31, 2001, and for each of the periods in the three year period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         OUR MANAGEMENT

         Directors
         ---------
         Lawrence J. Arth(1).........an officer of our Company (see below)
         William J. Atherton(1)......an officer of our Company (see below)
         Thomas C. Godlasky(2).......an officer of our Company (see below)
         Kenneth C. Louis(1).........an officer of our Company (see below)
         JoAnn M. Martin(1)..........an officer of our Company (see below)
         Gary R. McPhail(2)..........an officer of our Company (see below)

         Senior Officers
         ---------------
         Lawrence J. Arth(1).........Chairman and Chief Executive Officer. Also holds director/officer positions with Ameritas
                                     Acacia Mutual Holding Company and several of its subsidiaries.

         William J. Atherton(1)......President & Chief Operating Officer.  Also a director of AMAL Corporation, the joint venture parent company of Ameritas Variable Life.  Previously, President of North American Security
                                     Life Insurance Company.
         Kenneth C. Louis(1).........Executive Vice President.  Also Director, President and Chief Operating Officer of Ameritas
                                     Life Insurance Corp.  Holds director/officer positions with other subsidiaries of Ameritas
                                     Acacia Mutual Holding Company.
         Gary R. McPhail(2)..........Executive Vice President.  Also Director, President and Chief Operating Officer of AmerUs Life
                                     Insurance Company.  Holds director/officer positions with other subsidiaries/affiliates of
                                     AmerUs Life.  Previously, Executive Vice President of Marketing and Individual Operations of
                                     New York Life Insurance Company.
         Thomas C. Godlasky(2) ......Senior Vice President and Chief Investment Officer.  Also, Executive Vice President and Chief
                                     Investment Officer of AmerUs Life Insurance Company.  Holds director/officer positions with other subsidiaries/affiliates of AmerUs Life.
         Thomas N. Simpson(1)........Senior Vice President and National Sales Manager.  Previously held similar positions with
                                     Lincoln Benefit Life Insurance Company, Allstate Financial Services, and First Variable Life
                                     Insurance Company.
         Raymond M. Gilbertson(1)....Vice President - Corporate Compliance. Also Vice President - Corporate Compliance of Ameritas
                                     Life Insurance Corp. and its insurer subsidiaries.
         JoAnn M. Martin(1)..........Vice President and Chief Financial Officer.  Also Senior Vice President and Chief Financial
                                     Officer of Ameritas Life Insurance Corp.  Holds director/officer positions with other subsidiaries of Ameritas Acacia Mutual Holding Company.
         Robert C. Barth(1)..........Controller.  Also Vice President and Controller, Ameritas Life Insurance Corp.
         William W. Lester(1)........Treasurer.  Also, Senior Vice President (Investments) & Treasurer, Ameritas Life Insurance
                                     Corp.  Holds director/officer positions with several other subsidiaries of Ameritas Acacia
                                     Mutual Holding Company.
         Donald R. Stading(1)........General Counsel & Secretary.  Also, Senior Vice President, Corporate General Counsel and
                                     Secretary of Ameritas Life Insurance Corp.   Holds director/officer positions with several
                                     other subsidiaries of Ameritas Acacia Mutual Holding Company.

      (1) Principal business address:  Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510
      (2) Principal business address:  AmerUs Life Insurance Company, 611 Fifth Ave., Des Moines, Iowa 50309

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------- --------------------------------------
            Separate Account
              Portfolio                         Investment Strategy                       Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
               ALGER                                     Offered through The Alger American Fund
                                                          Advised by Fred Alger Management, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American Balanced                Common stock of companies with
                                       growth potential and fixed-income        Current Income and long-term capital
                                       securities.                              growth
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American Leveraged AllCap        Common stocks of companies with
                                       growth potential.                        Long-term capital growth
-------------------------------------- -------------------------------------------------------------------------------
          AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                 Advised by American Century Investment Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
VP Income & Growth                     Common stocks of U.S. companies.         Long-term capital growth.  Income
                                                                                is secondary.
-------------------------------------- -------------------------------------------------------------------------------
  AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                           Advised by Ameritas Investment Corp.
                                                           (Both are Ameritas Acacia Companies)
-------------------------------------- -------------------------------------------------------------------------------
Ameritas Growth                        Common stocks of large U.S.              Long-term capital growth.
         (Fred Alger)                  companies with broad product lines,
                                       markets, financial resources and
                                       depth of management.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Income & Growth               Dividend paying equity securities,       High level of dividend income, with
         (Fred Alger)                  preferably with growth potential.        capital growth as a secondary goal.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of midsize U.S.
Ameritas MidCap Growth                 companies with promising growth          Long-term capital growth.
         (Fred Alger)                  potential.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Small Company Equity          Common stocks of small size U.S.         Long-term capital growth.
         (Babson)                      companies.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Money Market (Calvert)        Money market securities of domestic      Current income.
                                       and foreign issuers.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Small Capitalization          Common stocks of small, fast-growing     Long-term capital growth.
         (McStay)                      U.S. companies that offer innovative
                                       products, services or technologies to a
                                       rapidly expanding marketplace.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Emerging Growth               Common stocks of emerging growth         Long-term capital growth.
         (MFS Co.)                     companies or related securities,
                                       including foreign securities.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies or
                                       related securities, including
Ameritas Growth With Income            foreign securities, to seek to           Current income, long-term growth of
         (MFS Co.)                     provide income equal to 90% of the       capital and income.
                                       S&P 500 Composite Index dividend yield.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks and related securities
                                       of companies with favorable
                                       prospects for long-term growth,          Long-term capital growth and future
Ameritas Research (MFS Co.)            attractive valuations, dominant or       income.
                                       growing market share, and superior
                                       management.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Select (Harris/Oakmark)       Common stocks of U.S. companies.         Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Index 500 (State Street)      Common stocks of U.S. companies on       Results that correspond to the S&P
                                       the S&P 500 Index.                       500 Index company common stocks.
-------------------------------------- -------------------------------------------------------------------------------
                                             Offered through Calvert Variable Series, Inc. Calvert Portfolios
         CALVERT PORTFOLIOS                         Advised by Calvert Asset Management Company, Inc.
                                                           (Both are Ameritas Acacia Companies)
-------------------------------------- -------------------------------------------------------------------------------
CVS Income                             Primarily investment grade bonds and     Long-term income.
                                       other income producing securities.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Primarily large-cap growth oriented
                                       common stock of U.S. companies, with     Income and capital growth through
CVS Social Balanced                    40% bonds and other fixed-income         socially screened investments.
                                       investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Equity                      Primarily large-cap common stocks.       Capital growth through socially
                                                                                screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social International Equity        Common stocks of mid to large cap        High total return through socially
                                       companies.                               screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Mid Cap Growth              Common stocks of mid cap companies.      Long-term capital growth through
                                                                                socially screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Small Cap Growth            Common stocks of small cap companies.    Long-term capital growth through
                                                                                socially screened investments.
----------------------------------------------------------------------------------------------------------------------


                                     -A:1-

-------------------------------------- ---------------------------------------- --------------------------------------
            Separate Account
              Portfolio                         Investment Strategy                       Investment Objective
-------------------------------------- -------------------------------------------------------------------------------

-------------------------------------- ---------------------------------------- --------------------------------------
      FIDELITY (Initial Class)                  Offered through Variable Insurance Products: Initial Class
                                                   Advised by Fidelity Management and Research Company
-------------------------------------- -------------------------------------------------------------------------------
VIP Asset Manager                      Allocated investments among stocks,      High total return with reduced risk
                                       bonds and short-term/money market        over the long-term.
                                       investments.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Allocated investments among stocks,
VIP Asset Manager: Growth              bonds and short-term/money market        High total return.
                                       investments.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Contrafund(R)                      Common stocks of companies whose         Long-term capital growth.
                                       value is not fully recognized.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Equity-Income                      Income producing equity securities.      Reasonable income.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Growth                             Common stocks of companies with          Capital growth.
                                       above average growth potential.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP High Income                        securities, while also considering       High level of current income.
                                       growth of capital.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       U.S. Dollar-denominated                  High level of current income as is
VIP Investment Grade Bond              investment-grade bonds (medium and       consistent with preservation of
                                       high quality).                           capital.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Overseas                           Securities of foreign companies,         Long-term capital growth.
                                       diversified across countries and
                                       regions.
-------------------------------------- -------------------------------------------------------------------------------
            INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                           Advised by INVESCO Funds Group, Inc.
-------------------------------------- -------------------------------------------------------------------------------
VIF-Dynamics                           Common stocks of mid size companies.     Long-term capital growth.
-------------------------------------- -------------------------------------------------------------------------------
                 MFS                                   Offered through MFS Variable Insurance Trust
                                                   Advised by Massachusetts Financial Services Company
-------------------------------------- -------------------------------------------------------------------------------
New Discovery                          Common stocks of smaller cap             Capital growth.
                                       emerging growth companies that are
                                       early in their life cycles.
-------------------------------------- ---------------------------------------- --------------------------------------
Strategic Income (formerly known as    U.S. and foreign government securities   Income and capital growth.
   MFS(R) Global Governments Series)   corporate bonds, and mortgage-backed and
                                       asset-backed securities.
-------------------------------------- ---------------------------------------- --------------------------------------
Utilities                              Equity and debt securities of U.S.       Capital growth and current income
                                       and foreign companies (including
                                       emerging markets) in the utility
                                       industry.
-------------------------------------- -------------------------------------------------------------------------------
           MORGAN STANLEY                        Offered through The Universal Institutional Funds, Inc.
                                          Advised by Morgan Stanley Investment Management, Inc. dba "Van Kampen"
-------------------------------------- -------------------------------------------------------------------------------
Emerging Markets Equity                Growth oriented equity securities of     Long-term capital growth.
                                       issuers in emerging market countries.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of issuers
Global Value Equity                    throughout the world, including U.S.     Long-term capital growth.
                                       issuers.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of non-U.S.
International Magnum                   issuers domiciled in "EAFE"              Long-term capital growth.
                                       countries.
-------------------------------------- ---------------------------------------- --------------------------------------
U.S. Real Estate                       Equity securities of companies in        Above average current income and
                                       the U.S. real estate industry,
                                       including real estate investment
                                       trusts ("REITs").                        long-term capital growth.
-------------------------------------- -------------------------------------------------------------------------------
          SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                    Advised by Salomon Brothers Asset Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Variable Capital                       Common stocks of U.S. companies of       Capital Appreciation.
                                       all sizes.
-------------------------------------- -------------------------------------------------------------------------------
       SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                       Advised by Summit Investment Partners, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Nasdaq-100 Index                       Common stocks of U.S. companies in       Results that correspond to the
                                       the Nasdaq-100 Index.                    Nasdaq-100 Index company common
                                                                                stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Results that correspond to the
Russell 2000 Small Cap Index           Common stocks of U.S. companies in       Russell 2000 Index company common
                                       the Russell 2000 Index.                  stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
S&P MidCap 400 Index                   Common stocks of U.S. companies in       Results that correspond to the S&P
                                       the S&P MidCap 400 Index.                400 MidCap Index company common
                                                                                stocks.
-------------------------------------- -------------------------------------------------------------------------------
            THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by EQSF Advisers, Inc.
-------------------------------------- -------------------------------------------------------------------------------
Third Avenue Value                     Primarily common stocks of companies     Long-term capital growth.
                                       with strong balance sheets which the
                                       manager considers undervalued, often
                                       smaller companies.
-------------------------------------- ---------------------------------------- --------------------------------------

                                     -A:2-

APPENDIX B: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States.

o    Extended Guaranteed Death Benefit Rider (APPLAUSE! Policies only)
          This Rider allows you to extend the guaranteed death benefit period available in the base Policy. This kind of feature is built into the base Policy for Applause II! and Encore! Policies.
          Cost: No extra cost. Minimum premium requirements must be maintained to keep this benefit in force.

o Waiver of Monthly Deductions on Disability Rider (APPLAUSE II! and ENCORE! Policies only)
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.
          Cost: See (1), below.

o Payor Waiver of Monthly Deductions on Disability Rider (APPLAUSE II! and ENCORE! Policies only)
          This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.
          Cost: See (1), below.

o    Disability Benefit Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.
          Cost: See (2), below.

o    Payor Disability Rider
          This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.
          Cost: See (2), below.

o    Accidental Death Benefit Rider
         This Rider pays an additional benefit upon the insured's death resulting from a covered accident.
         Cost:  See (2), below.

o    Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.
          Cost: $52 per year.

o    Guaranteed Insurability Rider
          This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.
          Cost: See (2), below.

o    Covered Insured Rider
         This Rider provides term insurance upon a named insured's life in addition to the specified amount of insurance coverage under the Policy.
         Cost:  See (1), below.


                                     -B:1-

o    Reduced Interest Rate Loan Rider  (APPLAUSE! Policies only)
          This Rider provides for the opportunity to take loans against the Policy at a lower net interest rate than is permitted under the base Policy. This feature is built into the base Policy for Applause II! and Encore! Policies.
          Cost: No extra cost.

o    Terminal Illness Rider
          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness.
          Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy.


(1) An additional charge for this benefit is deducted monthly from total Policy value. The amount of the charge varies depending upon the insured's sex, issue age, risk class and specified amount of insurance coverage. Ask for a Policy illustration or see your Policy for benefit charges applicable to you.

(2) An additional charge for this benefit is deducted monthly from total Policy value. The amount of the charge varies depending upon the insured's sex and issue age. Ask for a Policy illustration or see your Policy for benefit charges applicable to you.


                                     -B:2-

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the three year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio Initial Class (Equity-Income IC) -
         1,288,071.561 shares at $22.75 per share (cost $29,417,086)                                 $   29,303,630
       VIP Equity-Income Portfolio Service Class (Equity-Income SC) -
         7,755.275 shares at $22.67 per share (cost $181,699)                                               175,813
       VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
         95.400 shares at $22.59 per share (cost $2,118)                                                      2,155
       VIP Growth Portfolio Initial Class (Growth IC) -
         1,434,025.053 shares at $33.61 per share (cost $57,257,537)                                     48,197,582
       VIP Growth Portfolio Service Class (Growth SC) -
         10,342.096 shares at $33.48 per share (cost $421,039)                                              346,256
       VIP Growth Portfolio Service Class 2 (Growth SC2) -
         86.856 shares at $33.34 per share (cost $2,888)                                                      2,896
       VIP High Income Portfolio Initial Class (High Income IC) -
         1,119,309.153 shares at $6.41 per share (cost $8,028,569)                                        7,174,769
       VIP High Income Portfolio Service Class (High Income SC) -
         8,193.664 shares at $6.38 per share (cost $58,509)                                                  52,276
       VIP High Income Portfolio Service Class 2 (High Income SC2) -
         544.955 shares at $6.36 per share (cost $3,461)                                                      3,465
       VIP Overseas Portfolio Initial Class (Overseas IC) -
         881,936.839 shares at $13.88 per share (cost $18,422,655)                                       12,241,284
       VIP Overseas Portfolio Service Class (Overseas SC) -
         7,808.256 shares at $13.83 per share (cost $140,049)                                               107,989
       VIP Overseas Portfolio Service Class 2 (Overseas SC2) -
         23.407 shares at $13.81 per share (cost $321)                                                          324
       VIP Asset Manager Portfolio Initial Class (Asset Mgr. IC) -
         1,797,661.987 shares at $14.51 per share (cost $29,621,567)                                     26,084,073
       VIP Asset Manager Portfolio Service Class (Asset Mgr. SC) -
         8,103.805 shares at $14.41 per share (cost $121,542)                                               116,776
       VIP Asset Manager Portfolio Service Class 2 (Asset Mgr. SC2) -
         715.604 shares at $14.36 per share (cost $10,162)                                                   10,276
       VIP Investment Grade Bond Portfolio Initial Class (Inv. Bond IC) -
         1,101,148.092 shares at $12.92 per share (cost $13,578,812)                                     14,226,831
       VIP Investment Grade Bond Portfolio Service Class 2 (Inv. Bond SC2) -
         1,437.685 shares at $12.82 per share (cost $18,346)                                                 18,430
       VIP Contrafund Portfolio Initial Class (Contrafund IC) -
         971,232.850 shares at $20.13 per share (cost $20,861,969)                                       19,550,919
       VIP Contrafund Portfolio Service Class (Contrafund SC) -
         13,952.696 shares at $20.06 per share (cost $313,034)                                              279,891
       VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
         878.961 shares at $20.00 per share (cost $17,284)                                                   17,578

                                     F-1 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Fidelity Variable Insurance Products (Fidelity), continued:
       VIP Asset Manager:  Growth Portfolio Initial Class (Asset Mgr. Gr. IC) -
         289,186.446 shares at $12.56 per share (cost $4,303,207)                                    $    3,632,184
       VIP Asset Manager:  Growth Portfolio Service Class (Asset Mgr. Gr. SC) -
         1,264.402 shares at $12.47 per share (cost $16,312)                                                 15,768
       VIP Asset Manager:  Growth Portfolio Service Class 2 (Asset Mgr. Gr. SC2) -
         52.941 shares at $12.43 per share (cost $658)                                                          659
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio (Balanced) -
         536,146.735 shares at $13.08 per share (cost $7,106,953)                                         7,012,798
       Alger American Leveraged AllCap Portfolio (Leveraged) -
         547,566.298 shares at $31.55 per share (cost $22,423,344)                                       17,275,718
    MFS Variable Insurance Trust (MFS):
       Global Governments Series (Global Govern.) -
         66,791.813 shares at $10.09 per share (cost $662,369)                                              673,929
       Utilities Series (Utilities) -
         438,285.781 shares at $15.95 per share (cost $8,830,757)                                         6,990,658
       New Discovery Series (New Discovery) -
         296,820.370 shares at $15.27 per share (cost $5,089,105)                                         4,532,447
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio (Emerging Markets) -
         352,137.592 shares at $6.63 per share (cost $2,283,896)                                          2,334,676
       Global Value Equity Portfolio (Global Equity) -
         286,573.149 shares at $12.13 per share (cost $3,632,633)                                         3,476,134
       International Magnum Portfolio (Intl. Magnum) -
         172,709.153 shares at $9.46 per share (cost $1,982,873)                                          1,633,829
       U.S. Real Estate Portfolio (U.S. Real Estate) -
         169,821.937 shares at $12.08 per share (cost $1,910,246)                                         2,051,449
    Calvert Variable Series, Inc., Ameritas Portfolios (Ameritas):
       Ameritas Emerging Growth Portfolio (Emerging Growth) -
         767,705.542 shares at $17.86 per share (cost $20,184,096)                                       13,711,220
       Ameritas Growth Portfolio (Growth) -
         615,798.419 shares at $47.95 per share (cost $34,952,096)                                       29,527,532
       Ameritas Growth With Income Portfolio (Growth with Income) -
         235,480.536 shares at $17.64 per share (cost $4,723,844)                                         4,153,877
       Ameritas Income & Growth Portfolio (Income and Growth) -
         912,194.197 shares at $13.17 per share (cost $13,631,686)                                       12,013,598
       Ameritas Index 500 Portfolio (Index 500) -
         215,363.019 shares at $124.30 per share (cost $32,833,207)                                      26,769,623

                                     F-1 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Calvert Variable Series, Inc., Ameritas Portfolios (Ameritas), continued:
       Ameritas MidCap Growth Portfolio (MidCap) -
         686,170.278 shares at $30.50 per share (cost $21,048,227)                                   $   20,928,194
       Ameritas Money Market Portfolio (Money Market) -
         22,502,813.910 shares at $1.00 per share (cost $22,502,814)                $   22,502,814
           Dividends Receivable                                                              2,273
                                                                                   -----------------
             Total                                                                                       22,505,087
       Ameritas Research Portfolio (Research) -
         261,195.783 shares at $16.27 per share (cost $5,369,542)                                         4,249,655
       Ameritas Small Capitalization Portfolio (Small Cap) -
         601,471.412 shares at $29.40 per share (cost $25,880,598)                                       17,683,260
       Ameritas Micro Cap Portfolio (Micro Cap) -
         72,518.898 shares at $19.46 per share (cost $1,347,879)                                          1,411,217
       Ameritas Select Portfolio (Select) -
         128,022.145 shares at $17.84 per share (cost $2,249,052)                                         2,283,915
    Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         274,562.957 shares at $1.759 per share (cost $514,536)                                             482,954
       CVS Social International Equity Portfolio (Intl. Equity) -
         11,584.345 shares at $12.84 per share (cost $188,784)                                              148,743
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         35,793.998 shares at $25.51 per share (cost $1,095,642)                                            913,102
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         57,182.580 shares at $14.80 per share (cost $791,575)                                              846,300
    American Century Variable Portfolios Inc. (American Century):
       VP Income & Growth Fund (Income & Growth) -
         149,270.410 shares at $6.46 per share (cost $958,002)                                              964,288
    INVESCO Variable Investment Funds, Inc. (Invesco):
       VIF-Dynamics Fund (Dynamics) -
         47,884.928 shares at $12.54 per share (cost $652,559)                                              600,477
    Salomon Brothers Variable Series (Salomon):
       Capital Fund (Capital) -
         43,065.581 shares at $15.10 per share (cost $649,239)                                              650,291
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         56,980.404 shares at $9.34 per share (cost $495,184)                                               532,196
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         29,429.617 shares at $9.62 per share (cost $259,625)                                               283,113
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         220,109.995 shares at $4.46 per share (cost $1,072,283)                                            981,692

                                     F-1 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         153,750.068 shares at $17.13 per share (cost $2,509,667)                                  $      2,633,740
                                                                                                  ------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                 $    371,817,536
                                                                                                  ==================






































The accompanying notes are an integral part of these financial statements.

                                     F-1 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity

                                                                   -------------------------------------------------
                                                                                   Equity-Income IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $      515,942   $      506,497    $     438,682
   Mortality and expense risk charge                                       271,366          268,108          285,410
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                244,576          238,389          153,272
                                                                   ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 1,449,552        1,908,198          969,719
   Net realized gain(loss) on sale of fund shares                           (3,935)         205,900          412,393
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                  1,445,617        2,114,098        1,382,112
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                         (3,536,039)        (277,865)            (503)
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (1,845,846)  $    2,074,622    $   1,534,881
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      244,576  $       238,389   $      153,272
  Net realized gain(loss)                                                1,445,617        2,114,098        1,382,112
  Net change in unrealized appreciation(depreciation)                   (3,536,039)        (277,865)            (503)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (1,845,846)       2,074,622        1,534,881
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   3,034,705        3,267,572        3,830,382
   Subaccounts transfers (including fixed account), net                   (429,861)      (2,669,491)      (1,429,685)
   Transfers for policyowner benefits and terminations                  (1,162,639)        (850,953)      (1,108,456)
   Policyowner maintenance charges                                      (1,655,780)      (1,312,037)      (1,465,373)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      (213,575)      (1,564,909)        (173,132)
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                  (2,059,421)         509,713        1,361,749
Net assets at beginning of period                                       31,363,051       30,853,338       29,491,589
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                         $   29,303,630  $    31,363,051   $   30,853,338
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 6

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------
                    Equity-Income SC                                           Equity-Income SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


 $            988     $             22   $           ----    $           ----    $           ----   $          ----
            1,052                  171               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
              (64)                (149)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            2,915                   86               ----                ----                ----              ----
           (4,993)                  23               ----                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           (2,078)                 109               ----                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

           (8,977)               3,085                  5                  37                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


 $        (11,119)    $          3,045   $              5    $             39    $          ----    $          ----
===================  ================== ==================  ==================  =================  =================





 $            (64)    $           (149)  $           ----    $           ----    $           ----    $         ----
           (2,078)                 109               ----                   2                ----              ----
           (8,977)               3,085                  5                  37                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (11,119)               3,045                  5                  39                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           36,157                6,625               ----                  82                ----              ----
          107,669               49,463                606               2,232                ----              ----
           (3,645)                ----               ----                ----                ----              ----
          (11,543)              (1,438)               (12)               (198)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          128,638               54,650                594               2,116                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          117,519               57,695                599               2,155                ----              ----
           58,294                  599               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
 $        175,813     $         58,294   $            599    $          2,155    $          ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity

                                                                   -------------------------------------------------
                                                                                      Growth IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $       41,077   $       73,209   $      82,737
   Mortality and expense risk charge                                       462,957          614,792         489,259
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                               (421,880)        (541,583)       (406,522)
                                                                   ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 3,861,237        7,284,267       5,202,111
   Net realized gain(loss) on sale of fund shares                       (1,751,882)       2,779,589       2,074,622
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                  2,109,355       10,063,856       7,276,733
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                        (12,771,288)     (17,443,376)     10,286,702
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $  (11,083,813)  $   (7,921,103)  $  17,156,913
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $     (421,880)  $     (541,583)  $    (406,522)
  Net realized gain(loss)                                                2,109,355       10,063,856       7,276,733
  Net change in unrealized appreciation(depreciation)                  (12,771,288)     (17,443,376)     10,286,702
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                     (11,083,813)      (7,921,103)     17,156,913
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   5,708,577        5,849,676       5,316,037
   Subaccounts transfers (including fixed account), net                 (1,440,521)         873,741       1,372,566
   Transfers for policyowner benefits and terminations                  (1,924,747)      (2,395,248)     (1,440,496)
   Policyowner maintenance charges                                      (2,937,382)      (2,791,992)     (2,367,138)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      (594,073)       1,536,177       2,880,969
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                 (11,677,886)      (6,384,926)     20,037,882
Net assets at beginning of period                                       59,875,468       66,260,394      46,222,512
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                         $   48,197,582   $   59,875,468  $   66,260,394
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 8

                                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

                        Growth SC                                                 Growth SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $         ----       $           42     $         ----      $         ----      $         ----     $         ----
           2,562                1,222                  5                ----                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (2,562)              (1,180)                (5)               ----                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


          15,680                4,986               ----                ----                ----               ----
         (11,531)                (440)                 1                   5                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           4,149                4,546                  1                   5                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (47,011)             (28,465)               689                   8                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $      (45,424)      $      (25,099)    $          685      $           13      $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $       (2,562)      $       (1,180)    $           (5)     $         ----      $         ----     $         ----
           4,149                4,546                  1                   5                ----               ----
         (47,011)             (28,465)               689                   8                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (45,424)             (25,099)               685                  13                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


         138,154               60,170                 86                 180                ----               ----
          63,005              183,834             19,069               2,966                ----               ----
          (3,915)                (135)              ----                ----                ----               ----
         (29,902)             (14,235)               (37)               (263)               ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
         167,342              229,634             19,118               2,883                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
         121,918              204,535             19,803               2,896                ----               ----
         224,338               19,803               ----                ----                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $      346,256       $      224,338     $       19,803      $        2,896      $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity
                                                                    ------------------------------------------------

                                                                                    High Income IC
                                                                    ------------------------------------------------
                                                                         2001            2000             1999
                                                                    --------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      766,657   $     447,960     $    792,857
   Mortality and expense risk charge                                         52,451          56,484           69,467
                                                                    --------------- ---------------- ---------------
Net investment income(loss)                                                 714,206         391,476          723,390
                                                                    --------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       ----            ----           29,639
   Net realized gain(loss) on sale of fund shares                        (2,092,382)       (401,999)        (707,243)
                                                                    --------------- ---------------- ---------------
Net realized gain(loss)                                                  (2,092,382)       (401,999)        (677,604)
                                                                    --------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                             691,256      (1,566,513)         566,051
                                                                    --------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                   $     (686,920)  $  (1,577,036)   $     611,837
                                                                    =============== ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      714,206   $     391,476    $     723,390
  Net realized gain(loss)                                                (2,092,382)       (401,999)        (677,604)
  Net change in unrealized appreciation(depreciation)                       691,256      (1,566,513)         566,051
                                                                    --------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                         (686,920)     (1,577,036)         611,837
                                                                    --------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      689,395         836,754          882,301
   Subaccounts transfers (including fixed account), net                   2,422,346        (644,290)      (1,901,400)
   Transfers for policyowner benefits and terminations                     (261,007)       (271,823)        (223,510)
   Policyowner maintenance charges                                         (321,750)       (288,812)        (353,289)
                                                                    --------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      2,528,984        (368,171)      (1,595,898)
                                                                    --------------- ---------------- ---------------

Total increase(decrease) in net assets                                    1,842,064      (1,945,207)        (984,061)
Net assets at beginning of period                                         5,332,705       7,277,912        8,261,973
                                                                    --------------- ---------------- ---------------
Net assets at end of period                                          $    7,174,769   $   5,332,705    $   7,277,912
                                                                    =============== ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 10

                                                      Fidelity

--------------------------------------------------------------------------------------------------------------------

                     High Income SC                                             High Income SC2
----------------------------------------------------------  --------------------------------------------------------
         2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $         4,501      $            32    $          ----     $          ----     $          ----     $        ----
            5,109                   94               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             (608)                 (62)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


             ----                 ----               ----                ----                ----              ----
         (168,639)                 (53)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
         (168,639)                 (53)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

             (982)              (5,251)              ----                   5                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $      (170,229)     $        (5,366)   $          ----     $             5     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $          (608)     $           (62)   $          ----     $          ----     $         ----     $         ----
         (168,639)                 (53)              ----                ----                ----              ----
             (982)              (5,251)              ----                   5                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (170,229)              (5,366)              ----                   5                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           21,129                6,980               ----                 359                ----              ----
          197,107               34,696               ----               3,208                ----              ----
              (26)                ----               ----                ----                ----              ----
          (31,311)                (704)              ----                (107)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          186,899               40,972               ----               3,460                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

           16,670               35,606               ----               3,465                ----              ----
           35,606                 ----               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $        52,276      $        35,606    $          ----     $         3,465     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity
                                                                   -------------------------------------------------
                                                                                     Overseas IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $      828,586   $      273,101   $     226,340
   Mortality and expense risk charge                                       124,511          163,794         138,144
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                704,075          109,307          88,196
                                                                   ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 1,309,700        1,719,800         365,064
   Net realized gain(loss) on sale of fund shares                       (1,286,444)         329,720       2,328,938
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                     23,256        2,049,520       2,694,002
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                         (4,323,464)      (5,768,575)      3,115,852
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (3,596,133)  $   (3,609,748) $    5,898,050
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      704,075   $      109,307   $      88,196
  Net realized gain(loss)                                                   23,256        2,049,520       2,694,002
  Net change in unrealized appreciation(depreciation)                   (4,323,464)      (5,768,575)      3,115,852
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (3,596,133)      (3,609,748)      5,898,050
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   1,644,970        1,799,679       1,650,693
   Subaccounts transfers (including fixed account), net                   (640,400)         904,699      (2,819,581)
   Transfers for policyowner benefits and terminations                    (512,781)        (379,632)       (557,307)
   Policyowner maintenance charges                                        (777,248)        (724,111)       (660,085)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      (285,459)       1,600,635      (2,386,280)
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                  (3,881,592)      (2,009,113)      3,511,770
Net assets at beginning of period                                       16,122,876       18,131,989      14,620,219
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                         $   12,241,284   $   16,122,876   $  18,131,989
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 12

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------
                       Overseas SC                                               Overseas SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $         5,132      $            88    $          ----     $          ----     $         ----     $         ----
              874                  264               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            4,258                 (176)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            8,200                  571               ----                ----                ----              ----
           (6,517)              (2,365)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            1,683               (1,794)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (27,836)              (4,227)                 3                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $       (21,895)     $        (6,197)   $             3     $             2     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $         4,258      $          (176)   $          ----     $          ----     $          ----     $        ----
            1,683               (1,794)              ----                ----                ----              ----
          (27,836)              (4,227)                 3                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (21,895)              (6,197)                 3                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           30,223               35,869               ----                  13                ----              ----
             (676)              81,016                 43                 315                ----              ----
               35                  133               ----                ----                ----              ----
           (8,677)              (1,881)                (7)                 (6)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           20,905              115,137                 36                 322                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             (990)             108,940                 39                 324                ----              ----
          108,979                   39               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $       107,989      $       108,979    $            39     $           324     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity
                                                                   -------------------------------------------------
                                                                                    Asset Mgr. IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $    1,153,594  $     1,035,167   $    1,054,568
   Mortality and expense risk charge                                       241,519          277,686          290,374
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                912,075          757,481          764,194
                                                                   ---------------- ---------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   432,598        2,438,782        1,335,786
   Net realized gain(loss) on sale of fund shares                         (374,012)          (4,398)         164,025
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                     58,586        2,434,384        1,499,811
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                         (2,398,295)      (4,670,490)         831,798
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (1,427,634) $    (1,478,625)  $    3,095,803
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      912,075   $      757,481   $     764,194
  Net realized gain(loss)                                                   58,586        2,434,384        1,499,811
  Net change in unrealized appreciation(depreciation)                   (2,398,295)      (4,670,490)         831,798
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (1,427,634)      (1,478,625)       3,095,803
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   2,821,941        3,088,744        3,699,921
   Subaccounts transfers (including fixed account), net                 (1,009,144)      (2,608,297)      (2,321,849)
   Transfers for policyowner benefits and terminations                  (1,150,693)      (1,832,613)      (1,532,170)
   Policyowner maintenance charges                                      (1,742,007)      (1,617,729)      (1,734,593)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                    (1,079,903)      (2,969,895)      (1,888,691)
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                  (2,507,537)      (4,448,520)       1,207,112
Net assets at beginning of period                                       28,591,610       33,040,130       31,833,018
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                        $    26,084,073  $    28,591,610   $   33,040,130
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 14

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

                      Asset Mgr. SC                                             Asset Mgr. SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $        3,949       $           66     $          ----      $         ----      $         ----     $        ----
             901                  868                ----                   7                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           3,048                 (802)               ----                  (7)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           1,505                  158                ----                ----                ----              ----
          (5,746)                (727)                  1                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (4,241)                (569)                  1                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (1,119)              (3,654)                  7                 114                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $       (2,312)      $       (5,025)    $             8     $           107     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $        3,048       $         (802)    $          ----     $            (7)    $         ----     $         ----
          (4,241)                (569)                  1                ----                ----              ----
          (1,119)              (3,654)                  7                 114                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (2,312)              (5,025)                  8                 107                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


          71,633                8,540                 122                  29                ----              ----
         (40,252)              99,570                 290              10,172                ----              ----
             174                   (2)               ----                ----                ----              ----
         (10,349)              (5,593)                (28)                (32)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          21,206              102,515                 384              10,169                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          18,894               97,490                 392              10,276                ----              ----
          97,882                  392                ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $      116,776       $       97,882     $           392     $        10,276     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity
                                                                    ------------------------------------------------
                                                                                     Inv. Bond IC
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- ---------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       268,084    $    262,163   $    178,023
   Mortality and expense risk charge                                         109,703          37,985         39,812
                                                                    ---------------- ---------------- --------------
Net investment income(loss)                                                  158,381         224,178        138,211
                                                                    ---------------- ---------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----            ----         55,850
   Net realized gain(loss) on sale of fund shares                             94,544         (60,719)        56,608
                                                                    ---------------- ---------------- --------------
Net realized gain(loss)                                                       94,544         (60,719)       112,458
                                                                    ---------------- ---------------- --------------

Change in unrealized appreciation(depreciation)                              472,114         238,506       (347,460)
                                                                    ---------------- ---------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       725,039    $    401,965   $    (96,791)
                                                                    ================ ================ ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       158,381   $     224,178   $    138,211
  Net realized gain(loss)                                                     94,544         (60,719)       112,458
  Net change in unrealized appreciation(depreciation)                        472,114         238,506       (347,460)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                           725,039         401,965        (96,791)
                                                                    ---------------- ---------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       583,797         425,421        524,374
   Subaccounts transfers (including fixed account), net                    8,559,689         963,784       (411,086)
   Transfers for policyowner benefits and terminations                      (183,615)       (234,332)      (490,633)
   Policyowner maintenance charges                                          (609,785)       (184,555)      (194,413)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) from policyowner transactions                       8,350,086         970,318       (571,758)
                                                                    ---------------- ---------------- --------------

Total increase(decrease) in net assets                                     9,075,125       1,372,283       (668,549)
Net assets at beginning of period                                          5,151,706       3,779,423      4,447,972
                                                                    ---------------- ---------------- --------------
Net assets at end of period                                          $    14,226,831  $    5,151,706   $  3,779,423
                                                                    ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 16

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

                      Inv. Bond SC2                                              Contrafund IC
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

   $        ----       $         ----     $         ----      $      159,732      $       72,121     $       68,862
               5                 ----               ----             171,391             189,463            148,735
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
              (5)                ----               ----             (11,659)           (117,342)           (79,873)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----             563,760           2,617,988            504,989
              (2)                ----               ----            (149,684)            262,614            209,678
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
              (2)                ----               ----             414,076           2,880,602            714,667
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

              85                 ----               ----          (3,306,161)         (4,488,515)         3,076,967
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


   $          78       $         ----     $         ----      $   (2,903,744)     $   (1,725,255)    $    3,711,761
===================  ================== ==================  ==================  =================  =================





   $          (5)      $         ----     $         ----      $      (11,659)     $     (117,342)    $      (79,873)
              (2)                ----               ----             414,076           2,880,602            714,667
              85                 ----               ----          (3,306,161)         (4,488,515)         3,076,967
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

              78                 ----               ----          (2,903,744)         (1,725,255)         3,711,761
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           7,853                 ----               ----           3,305,073           3,548,230          3,202,874
          10,843                 ----               ----            (192,050)            592,252          1,634,800
            ----                 ----               ----            (867,398)           (473,933)          (431,665)
            (344)                ----               ----          (1,391,012)         (1,177,682)        (1,020,388)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          18,352                 ----               ----             854,613           2,488,867          3,385,621
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          18,430                 ----               ----          (2,049,131)            763,612          7,097,382
            ----                 ----               ----          21,600,050          20,836,438         13,739,056
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
   $      18,430       $         ----     $         ----      $   19,550,919      $   21,600,050     $   20,836,438
===================  ================== ==================  ==================  =================  =================

                                     F-1 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity
                                                                    ------------------------------------------------
                                                                                     Contrafund SC
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    --------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        1,281   $          69    $       ----
   Mortality and expense risk charge                                          2,038             898            ----
                                                                    --------------- ----------------- --------------
Net investment income(loss)                                                    (757)           (829)           ----
                                                                    --------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      5,123           2,501            ----
   Net realized gain(loss) on sale of fund shares                            (5,850)           (482)             (1)
                                                                    --------------- ----------------- --------------
Net realized gain(loss)                                                        (727)          2,019              (1)
                                                                    --------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                             (23,051)        (10,275)            183
                                                                    --------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $      (24,535) $       (9,085)   $        182
                                                                    =============== ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $         (757)  $        (829)   $       ----
  Net realized gain(loss)                                                      (727)          2,019              (1)
  Net change in unrealized appreciation(depreciation)                       (23,051)        (10,275)            183
                                                                    --------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                          (24,535)         (9,085)            182
                                                                    --------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      108,394          45,542             123
   Subaccounts transfers (including fixed account), net                      28,261         157,109           8,434
   Transfers for policyowner benefits and terminations                         (202)             (4)           ----
   Policyowner maintenance charges                                          (24,034)        (10,265)            (29)
                                                                    --------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                        112,419         192,382           8,528
                                                                    --------------- ----------------- --------------

Total increase(decrease) in net assets                                       87,884         183,297           8,710
Net assets at beginning of period                                           192,007           8,710            ----
                                                                    --------------- ----------------- --------------
Net assets at end of period                                          $      279,891   $     192,007    $      8,710
                                                                    =============== ================= ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 18

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------
                     Contrafund SC2                                            Asset Mgr. Gr. IC
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
   $        ----       $         ----     $         ----      $      109,529     $         87,724     $       80,579
               9                 ----               ----              30,411               35,031             32,359
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
              (9)                ----               ----              79,118               52,693             48,220
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------


            ----                 ----               ----             131,997              355,639            133,643
               1                 ----               ----            (121,034)              46,065             46,443
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
               1                 ----               ----              10,963              401,704            180,086
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------

             295                 ----               ----            (426,768)          (1,007,098)           287,243
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------


   $         287       $         ----     $         ----      $     (336,687)    $       (552,701)    $      515,549
===================  ================== ==================  ================== ==================== ================





   $          (9)      $         ----     $         ----      $       79,118     $         52,693     $       48,220
               1                 ----               ----              10,963              401,704            180,086
             295                 ----               ----            (426,768)          (1,007,098)           287,243
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------

             287                 ----               ----            (336,687)            (552,701)           515,549
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------


             114                 ----               ----             606,727              664,906            695,735
          17,371                 ----               ----              26,300             (384,811)           163,508
            ----                 ----               ----             (70,583)            (122,489)          (101,062)
            (194)                ----               ----            (284,521)            (253,492)          (240,081)
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
          17,291                 ----               ----             277,923              (95,886)           518,100
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
          17,578                 ----               ----             (58,764)            (648,587)         1,033,649
            ----                 ----               ----           3,690,948            4,339,535          3,305,886
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
   $      17,578       $         ----     $         ----      $    3,632,184     $      3,690,948     $    4,339,535
===================  ================== ==================  ================== ==================== ================

                                     F-1 19

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                       Fidelity
                                                                    ------------------------------------------------
                                                                                   Asset Mgr. Gr. SC
                                                                    ------------------------------------------------
                                                                         2001            2000             1999
                                                                    --------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $          100   $           5   $         ----
   Mortality and expense risk charge                                             60              20             ----
                                                                    --------------- ---------------- ---------------
Net investment income(loss)                                                      40             (15)            ----
                                                                    --------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        127              19             ----
   Net realized gain(loss) on sale of fund shares                               (99)            (19)            ----
                                                                    --------------- ---------------- ---------------
Net realized gain(loss)                                                          28            ----             ----
                                                                    --------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                                 (46)           (499)            ----
                                                                    --------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                   $          22   $         (514)  $        ----
                                                                    =============== ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $           40   $         (15)  $        ----
  Net realized gain(loss)                                                        28            ----             ----
  Net change in unrealized appreciation(depreciation)                           (46)           (499)            ----
                                                                    --------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                               22            (514)            ----
                                                                    --------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                        6,826             522             ----
   Subaccounts transfers (including fixed account), net                       6,270           4,308             ----
   Transfers for policyowner benefits and terminations                         ----            ----             ----
   Policyowner maintenance charges                                           (1,276)           (390)            ----
                                                                    --------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                         11,820           4,440             ----
                                                                    --------------- ---------------- ---------------

Total increase(decrease) in net assets                                       11,842           3,926             ----
Net assets at beginning of period                                             3,926            ----             ----
                                                                    --------------- ---------------- ---------------
Net assets at end of period                                          $       15,768   $       3,926   $        ----
                                                                    =============== ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 20

                        Fidelity                                                     Alger
----------------------------------------------------------  --------------------------------------------------------
                   Asset Mgr. Gr. SC2                                              Balanced
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

   $        ----       $         ----     $         ----      $       99,221      $       50,804     $       39,415
            ----                 ----               ----              58,208              54,486             33,636
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            ----                 ----               ----              41,013              (3,682)             5,779
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----             120,768             484,561            199,925
            ----                 ----               ----             (13,738)            104,114            130,906
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            ----                 ----               ----             107,030             588,675            330,831
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

               1                 ----               ----            (367,726)           (877,509)           638,648
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


   $           1       $         ----     $         ----      $     (219,683)     $     (292,516)    $      975,258
===================  ================== ==================  ==================  =================  =================





   $        ----       $         ----     $         ----      $       41,013      $       (3,682)    $        5,779
            ----                 ----               ----             107,030             588,675            330,831
               1                 ----               ----            (367,726)           (877,509)           638,648
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

               1                 ----               ----            (219,683)           (292,516)           975,258
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----           1,193,795           1,176,922            652,587
             658                 ----               ----             301,926           1,076,269          1,111,865
             ---                 ----               ----            (178,599)           (166,995)          (133,356)
             ---                 ----               ----            (565,785)           (400,927)          (243,952)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             658                 ----               ----             751,337           1,685,269          1,387,144
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             659                 ----               ----             531,654           1,392,753          2,362,402
            ----                 ----               ----           6,481,144           5,088,391          2,725,989
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
   $         659       $         ----     $         ----      $    7,012,798      $    6,481,144     $    5,088,391
===================  ================== ==================  ==================  =================  =================

                                     F-1 21

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Alger
                                                                   -------------------------------------------------
                                                                                      Leveraged
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   --------------- ----------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $        ----   $          ----   $        ----
   Mortality and expense risk charge                                       150,956          206,550          99,090
                                                                   --------------- ----------------- ---------------
Net investment income(loss)                                               (150,956)        (206,550)        (99,090)
                                                                   --------------- ----------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   649,613        2,368,184         658,702
   Net realized gain(loss) on sale of fund shares                       (1,139,625)       1,593,491         444,024
                                                                   --------------- ----------------- ---------------
Net realized gain(loss)                                                   (490,012)       3,961,675       1,102,726
                                                                   --------------- ----------------- ---------------

Change in unrealized appreciation(depreciation)                         (2,920,740)     (10,349,087)      6,228,230
                                                                   --------------- ----------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (3,561,708)  $   (6,593,962)  $   7,231,866
                                                                   =============== ================= ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $     (150,956)  $     (206,550)  $     (99,090)
  Net realized gain(loss)                                                 (490,012)       3,961,675       1,102,726
  Net change in unrealized appreciation(depreciation)                   (2,920,740)     (10,349,087)      6,228,230
                                                                   --------------- ----------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (3,561,708)      (6,593,962)      7,231,866
                                                                   --------------- ----------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   3,494,557        3,958,348       2,197,902
   Subaccounts transfers (including fixed account), net                   (762,063)       2,923,872       7,155,968
   Transfers for policyowner benefits and terminations                    (576,701)        (337,285)       (280,708)
   Policyowner maintenance charges                                      (1,378,992)      (1,173,771)       (566,873)
                                                                   --------------- ----------------- ---------------
Net increase(decrease) from policyowner transactions                       776,801        5,371,164       8,506,289
                                                                   --------------- ----------------- ---------------

Total increase(decrease) in net assets                                  (2,784,907)      (1,222,798)     15,738,155
Net assets at beginning of period                                       20,060,625       21,283,423       5,545,268
                                                                   --------------- ----------------- ---------------
Net assets at end of period                                         $   17,275,718   $   20,060,625   $  21,283,423
                                                                   =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

                                     F-1 22

                                                         MFS
--------------------------------------------------------------------------------------------------------------------
                     Global Govern.                                                Utilities
----------------------------------------------------------  --------------------------------------------------------
          2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $       24,400       $       21,767     $       21,210      $      248,847      $       62,030     $       45,844
           6,511                4,374              3,721              63,315              55,188             35,886
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          17,889               17,393             17,489             185,532               6,842              9,958
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----             652,595             467,624            230,507
          15,988              (21,356)             8,100             (55,189)            225,839            120,303
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          15,988              (21,356)             8,100             597,406             693,463            350,810
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (6,002)              27,987            (40,388)         (2,998,813)           (347,750)           866,015
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $       27,875       $       24,024     $      (14,799)     $   (2,215,875)     $      352,555     $    1,226,783
===================  ================== ==================  ==================  =================  =================





  $       17,889       $       17,393     $       17,489      $      185,532      $        6,842     $        9,958
          15,988              (21,356)             8,100             597,406             693,463            350,810
          (6,002)              27,987            (40,388)         (2,998,813)           (347,750)           866,015
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          27,875               24,024            (14,799)         (2,215,875)            352,555          1,226,783
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


          78,246               83,082             99,607           1,403,465           1,080,404            820,148
        (247,179)             387,911           (189,632)          1,107,273           1,148,017            711,914
          (2,171)             (10,122)           (21,169)           (157,674)           (178,851)          (124,813)
         (47,179)             (28,964)           (27,667)           (705,824)           (461,851)          (312,076)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (218,283)             431,907           (138,861)          1,647,240           1,587,719          1,095,173
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (190,408)             455,931           (153,660)           (568,635)          1,940,274          2,321,956
         864,337              408,406            562,066           7,559,293           5,619,019          3,297,063
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $      673,929       $      864,337     $      408,406      $    6,990,658      $    7,559,293     $    5,619,019
===================  ================== ==================  ==================  =================  =================

                                     F-1 23

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          MFS
                                                                    ------------------------------------------------
                                                                                     New Discovery

                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- ---------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $         ----   $         ----   $       ----
   Mortality and expense risk charge                                          35,441          21,353             37
                                                                    ---------------- ---------------- --------------
Net investment income(loss)                                                  (35,441)        (21,353)           (37)
                                                                    ---------------- ---------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     135,232          39,123          1,661
   Net realized gain(loss) on sale of fund shares                           (216,973)        (37,774)          ----
                                                                    ---------------- ---------------- --------------
Net realized gain(loss)                                                      (81,741)          1,349          1,661
                                                                    ---------------- ---------------- --------------

Change in unrealized appreciation(depreciation)                             (165,672)       (398,932)         7,946
                                                                    ---------------- ---------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $      (282,854)  $    (418,936)  $      9,570
                                                                    ================ ================ ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (35,441)  $     (21,353)  $        (37)
  Net realized gain(loss)                                                    (81,741)          1,349          1,661
  Net change in unrealized appreciation(depreciation)                       (165,672)       (398,932)         7,946
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                          (282,854)       (418,936)         9,570
                                                                    ---------------- ---------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       811,078         486,645            268
   Subaccounts transfers (including fixed account), net                      112,301       4,265,320        141,426
   Transfers for policyowner benefits and terminations                       (71,405)        (38,639)          ----
   Policyowner maintenance charges                                          (334,959)       (147,224)          (144)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) from policyowner transactions                         517,015       4,566,102        141,550
                                                                    ---------------- ---------------- --------------

Total increase(decrease) in net assets                                       234,161       4,147,166        151,120
Net assets at beginning of period                                          4,298,286         151,120           ----
                                                                    ---------------- ---------------- --------------
Net assets at end of period                                          $     4,532,447   $   4,298,286   $    151,120
                                                                    ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 24

                                                   Morgan Stanley

--------------------------------------------------------------------------------------------------------------------
                      Asian Equity                                             Emerging Markets
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $         ----       $        2,330     $        5,861      $          ----     $         ----     $          320
           1,627                7,991              5,901               16,773             20,559             10,340
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (1,627)              (5,661)               (40)             (16,773)           (20,559)           (10,020)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----              215,431               ----                 ----            330,498               ----
        (237,483)            (270,123)            81,421           (1,121,217)           170,155            (14,605)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (237,483)             (54,692)            81,421           (1,121,217)           500,653            (14,605)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         199,400             (429,608)           306,846            1,069,929         (1,679,239)           932,312
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $      (39,710)      $     (489,961)    $      388,227      $       (68,061)    $   (1,199,145)    $      907,687
===================  ================== ==================  ==================  =================  =================





  $       (1,627)      $       (5,661)    $          (40)     $       (16,773)    $      (20,559)    $      (10,020)
        (237,483)             (54,692)            81,421           (1,121,217)           500,653            (14,605)
         199,400             (429,608)           306,846            1,069,929         (1,679,239)           932,312
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (39,710)            (489,961)           388,227              (68,061)        (1,199,145)           907,687
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


             354              212,757            156,793              558,132            683,360            339,540
        (589,000)             (67,694)           282,014               74,489            560,623            228,230
          (7,731)             (21,947)           (18,126)             (20,769)           (88,989)           (27,008)
         (18,504)             (69,999)           (51,473)            (181,356)          (162,397)           (93,292)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (614,881)              53,117            369,208              430,496            992,597            447,470
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (654,591)            (436,844)           757,435              362,435           (206,548)         1,355,157
         654,591            1,091,435            334,000            1,972,241          2,178,789            823,632
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $         ----       $      654,591     $    1,091,435      $     2,334,676     $    1,972,241     $    2,178,789
===================  ================== ==================  ==================  =================  =================

                                     F-1 25

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                    Morgan Stanley
                                                                    ------------------------------------------------

                                                                                     Global Equity
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- ---------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        37,110   $      62,490   $     30,920
   Mortality and expense risk charge                                          27,707          23,717         20,462
                                                                    ---------------- ---------------- --------------
Net investment income(loss)                                                    9,403          38,773         10,458
                                                                    ---------------- ---------------- --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----         200,225        119,961
   Net realized gain(loss) on sale of fund shares                            (36,110)         37,019         27,634
                                                                    ---------------- ---------------- --------------
Net realized gain(loss)                                                      (36,110)        237,244        147,595
                                                                    ---------------- ---------------- --------------

Change in unrealized appreciation(depreciation)                             (257,710)         30,928        (74,942)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                   $      (284,417)  $     306,945   $     83,111
                                                                    ================ ================ ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $         9,403   $      38,773   $     10,458
  Net realized gain(loss)                                                    (36,110)        237,244        147,595
  Net change in unrealized appreciation(depreciation)                       (257,710)         30,928        (74,942)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                          (284,417)        306,945         83,111
                                                                    ---------------- ---------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       611,539         553,477        602,471
   Subaccounts transfers (including fixed account), net                      211,811          (6,906)       125,969
   Transfers for policyowner benefits and terminations                       (80,490)        (83,257)       (74,379)
   Policyowner maintenance charges                                          (248,214)       (177,457)      (161,040)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) from policyowner transactions                         494,646         285,857        493,021
                                                                    ---------------- ---------------- --------------

Total increase(decrease) in net assets                                       210,229         592,802        576,132
Net assets at beginning of period                                          3,265,905       2,673,103      2,096,971
                                                                    ---------------- ---------------- --------------
Net assets at end of period                                          $     3,476,134   $   3,265,905   $  2,673,103
                                                                    ================ ================ ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 26

                                                  Morgan Stanley

--------------------------------------------------------------------------------------------------------------------

                      Intl. Magnum                                             U.S. Real Estate
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $        8,242       $       14,608     $       13,210      $        74,692     $       27,333     $       48,301
          14,111               16,788             11,040               14,815              9,678              7,470
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (5,869)              (2,180)             2,170               59,877             17,655             40,831
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----               50,660              5,512               15,523              7,876               ----
        (112,649)              36,600             21,450               53,614             22,741            (24,923)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (112,649)              87,260             26,962               69,137             30,617            (24,923)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (273,730)            (352,908)           285,903               24,375            228,573            (40,700)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $     (392,248)      $     (267,828)    $      315,035      $       153,389     $      276,845     $      (24,792)
===================  ================== ==================  ==================  =================  =================





  $       (5,869)      $       (2,180)    $        2,170      $        59,877     $       17,655     $       40,831
        (112,649)              87,260             26,962               69,137             30,617            (24,923)
        (273,730)            (352,908)           285,903               24,375            228,573            (40,700)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (392,248)            (267,828)           315,035              153,389            276,845            (24,792)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


         307,390              351,118            275,498              273,934            185,091            195,740
        (124,011)             309,724            331,831              261,144            334,817            (74,073)
         (48,252)             (38,747)            (6,719)             (95,993)           (36,061)           (24,125)
        (118,176)            (108,234)           (85,815)            (118,530)           (62,671)           (52,806)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          16,951              513,861            514,795              320,555            421,176             44,736
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (375,297)             246,033            829,830              473,944            698,021             19,944
       2,009,126            1,763,093            933,263            1,577,505            879,484            859,540
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $    1,633,829       $    2,009,126     $    1,763,093      $     2,051,449     $    1,577,505     $      879,484
===================  ================== ==================  ==================  =================  =================

                                     F-1 27

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31
                                                                                       Ameritas
                                                                    ------------------------------------------------

                                                                                    Emerging Growth
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    --------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        ----   $          ----   $       ----
   Mortality and expense risk charge                                        133,239          213,853          29,906
                                                                    --------------- ----------------- --------------
Net investment income(loss)                                                (133,239)        (213,853)        (29,906)
                                                                    --------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    932,081          490,195            ----
   Net realized gain(loss) on sale of fund shares                        (1,388,648)         977,120          69,203
                                                                    --------------- ----------------- --------------
Net realized gain(loss)                                                    (456,567)       1,467,315          69,203
                                                                    --------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                          (7,234,351)      (6,598,695)      7,360,170
                                                                    --------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $   (7,824,157)  $   (5,345,233)  $   7,399,467
                                                                    =============== ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    (133,239)  $     (213,853)  $    (29,906)
  Net realized gain(loss)                                                  (456,567)       1,467,315         69,203
  Net change in unrealized appreciation(depreciation)                    (7,234,351)      (6,598,695)     7,360,170
                                                                    --------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                       (7,824,157)      (5,345,233)     7,399,467
                                                                    --------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                    2,828,609        3,076,160        399,887
   Subaccounts transfers (including fixed account), net                    (795,478)       1,908,799     16,120,925
   Transfers for policyowner benefits and terminations                     (702,453)        (723,564)      (166,431)
   Policyowner maintenance charges                                       (1,102,793)      (1,199,742)      (162,776)
                                                                    --------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                        227,885        3,061,653     16,191,605
                                                                    --------------- ----------------- --------------

Total increase(decrease) in net assets                                   (7,596,272)      (2,283,580)    23,591,072
Net assets at beginning of period                                        21,307,492       23,591,072           ----
                                                                    --------------- ----------------- --------------
Net assets at end of period                                          $   13,711,220   $   21,307,492  $  23,591,072
                                                                    =============== ================= ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 28

                                                     Ameritas
---------------------------------------------------------------------------------------------------------------------
                         Growth                                                Growth with Income
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

  $       12,563       $       13,672     $        4,570     $        26,012      $        8,794     $        1,856
         270,450              334,112             53,250              35,420              33,113              5,394
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
        (257,887)            (320,440)           (48,680)             (9,408)            (24,319)            (3,538)
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


         151,926                 ----               ----                ----               6,430               ----
        (532,601)             408,126             91,185            (123,398)             34,360              2,197
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
        (380,675)             408,126             91,185            (123,398)             40,790              2,197
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

      (3,742,825)          (6,479,573)         4,797,837            (676,507)            (60,600)           167,141
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $   (4,381,387)      $   (6,391,887)    $    4,840,342     $      (809,313)     $      (44,129)    $      165,800
===================  =================  ================== ===================  =================  ==================





  $     (257,887)      $     (320,440)    $      (48,680)    $        (9,408)     $      (24,319)    $       (3,538)
        (380,675)             408,126             91,185            (123,398)             40,790              2,197
      (3,742,825)          (6,479,573)         4,797,837            (676,507)            (60,600)           167,141
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

      (4,381,387)          (6,391,887)         4,840,342            (809,313)            (44,129)           165,800
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


       4,982,916            5,197,765            791,274             832,959             857,189            186,705
      (1,861,259)           2,834,310         31,410,603             327,409             103,810          3,556,248
      (1,063,741)          (2,176,885)          (148,246)           (227,790)           (110,304)           (11,081)
      (2,210,774)          (1,992,956)          (302,543)           (339,497)           (286,727)           (47,402)
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
        (152,858)           3,862,234         31,751,088             593,081             563,968          3,684,470
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

      (4,534,245)          (2,529,653)        36,591,430            (216,232)            519,839          3,850,270
      34,061,777           36,591,430               ----           4,370,109           3,850,270               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $   29,527,532       $   34,061,777     $   36,591,430     $     4,153,877      $    4,370,109     $    3,850,270
===================  =================  ================== ===================  =================  ==================

                                     F-1 29

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Ameritas
                                                                   --------------------------------------------------

                                                                                   Income and Growth
                                                                   --------------------------------------------------
                                                                        2001              2000             1999
                                                                   ---------------- ----------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $       60,019   $        22,473   $        ----
   Mortality and expense risk charge                                       106,592           116,969           16,266
                                                                   ---------------- ----------------- ---------------
Net investment income(loss)                                                (46,573)          (94,496)         (16,266)
                                                                   ---------------- ----------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   740,898           631,286          330,344
   Net realized gain(loss) on sale of fund shares                          (50,926)          265,807           32,672
                                                                   ---------------- ----------------- ---------------
Net realized gain(loss)                                                    689,972           897,093          363,016
                                                                   ---------------- ----------------- ---------------

Change in unrealized appreciation(depreciation)                         (2,926,134)         (940,011)       2,248,057
                                                                   ---------------- ----------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (2,282,735)     $   (137,414)  $    2,594,807
                                                                   ================ ================= ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      (46,573)  $      (94,496)   $      (16,266)
  Net realized gain(loss)                                                  689,972          897,093           363,016
  Net change in unrealized appreciation(depreciation)                   (2,926,134)        (940,011)        2,248,057
                                                                   ---------------- ----------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (2,282,735)        (137,414)        2,594,807
                                                                   ---------------- ----------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   1,948,693        1,767,043           226,613
   Subaccounts transfers (including fixed account), net                   (408,799)       1,743,203         9,033,423
   Transfers for policyowner benefits and terminations                    (418,659)        (253,443)         (164,905)
   Policyowner maintenance charges                                        (864,400)        (677,541)          (92,288)
                                                                   ---------------- ----------------- ---------------
Net increase(decrease) from policyowner transactions                       256,835        2,579,262         9,002,843
                                                                   ---------------- ----------------- ---------------

Total increase(decrease) in net assets                                  (2,025,900)       2,441,848        11,597,650
Net assets at beginning of period                                       14,039,498       11,597,650              ----
                                                                   ---------------- ----------------- ---------------
Net assets at end of period                                         $   12,013,598   $   14,039,498    $   11,597,650
                                                                   ================ ================= ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 30

                                                      Ameritas

---------------------------------------------------------------------------------------------------------------------
                        Index 500                                                    MidCap
----------------------------------------------------------  ---------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

  $      394,478       $      174,138     $        45,131     $          ----     $         ----     $          ----
         232,904              266,882              44,210             182,951             186,833             23,079
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
         161,574              (92,744)                921            (182,951)           (186,833)           (23,079)
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------


         834,050              358,915                ----             998,868             586,728            358,344
        (583,994)             211,068              17,271              69,786             985,515             30,642
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
         250,056              569,983              17,271           1,068,654           1,572,243            388,986
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

      (4,439,350)          (3,801,394)          2,177,161          (2,893,312)            268,562          2,504,717
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------


  $   (4,027,720)      $   (3,324,155)    $    2,195,353      $    (2,007,609)    $    1,653,972     $     2,870,624
===================  ================== ==================  ==================  =================  ==================





  $      161,574       $      (92,744)    $          921      $      (182,951)    $     (186,833)    $       (23,079)
         250,056              569,983             17,271            1,068,654          1,572,243             388,986
      (4,439,350)          (3,801,394)         2,177,161           (2,893,312)           268,562           2,504,717
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

      (4,027,720)          (3,324,155)         2,195,353           (2,007,609)         1,653,972           2,870,624
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------


       4,775,610            4,807,303            794,221            2,917,996          2,678,209             350,572
        (586,771)             505,232         27,896,245             (803,631)         4,269,324          12,864,272
      (1,052,580)            (868,441)          (197,927)            (626,582)          (650,248)            (35,676)
      (2,045,663)          (1,818,044)          (283,040)          (1,391,451)        (1,034,828)           (126,750)
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
       1,090,596            2,626,050         28,209,499               96,332          5,262,457          13,052,418
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

      (2,937,124)            (698,105)        30,404,852           (1,911,277)         6,916,429          15,923,042
      29,706,747           30,404,852               ----           22,839,471         15,923,042                ----
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
  $   26,769,623       $   29,706,747     $   30,404,852      $    20,928,194     $   22,839,471     $    15,923,042
===================  ================== ==================  ==================  =================  ==================

                                     F-1 31

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Ameritas
                                                                   --------------------------------------------------

                                                                                     Money Market
                                                                   --------------------------------------------------
                                                                         2001             2000             1999
                                                                   ----------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $        864,242   $    969,387    $      167,556
   Mortality and expense risk charge                                         196,648        142,140            42,280
                                                                   ----------------- ---------------- ---------------
Net investment income(loss)                                                  667,594        827,247           125,276
                                                                   ----------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----           ----              ----
   Net realized gain(loss) on sale of fund shares                               ----           ----              ----
                                                                   ----------------- ---------------- ---------------
Net realized gain(loss)                                                         ----           ----              ----
                                                                   ----------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                                 ----           ----              ----
                                                                   ----------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $       667,594   $     827,247    $      125,276
                                                                   ================= ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $        667,594   $    827,247    $      125,276
  Net realized gain(loss)                                                       ----           ----              ----
  Net change in unrealized appreciation(depreciation)                           ----           ----              ----
                                                                   ----------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                           667,594        827,247           125,276
                                                                   ----------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                    33,957,760     29,824,117         5,138,659
   Subaccounts transfers (including fixed account), net                  (25,197,131)   (30,630,238)       13,733,671
   Transfers for policyowner benefits and terminations                    (1,779,587)    (1,087,311)          (99,720)
   Policyowner maintenance charges                                        (1,622,197)    (1,143,367)         (209,686)
                                                                   ----------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                       5,358,845     (3,036,799)       18,562,924
                                                                   ----------------- ---------------- ---------------

Total increase(decrease) in net assets                                     6,026,439     (2,209,552)       18,688,200
Net assets at beginning of period                                         16,478,648     18,688,200              ----
                                                                   ----------------- ---------------- ---------------
Net assets at end of period                                         $     22,505,087   $ 16,478,648    $   18,688,200
                                                                   ================= ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 32

                                    Ameritas

---------------------------------------------------------------------------------------------------------------------

                        Research                                                   Small Cap
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

  $          ----      $         ----     $          ----    $          ----      $          ----    $          ----
           37,922               41,635              6,148            161,050              270,277             45,011
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
          (37,922)             (41,635)            (6,148)          (161,050)            (270,277)           (45,011)
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------


          139,631              116,628             48,862               ----              155,419            249,625
         (176,289)             108,283             23,464         (2,441,748)           1,756,963            146,905
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
          (36,658)             224,911             72,326         (2,441,748)           1,912,382            396,530
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

       (1,091,825)            (531,250)           503,189         (4,089,979)         (10,941,100)         6,833,740
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------


  $    (1,166,405)     $      (347,974)   $       569,367    $    (6,692,777)     $    (9,298,995)   $     7,185,259
===================  =================  ================== ===================  ================== ==================





  $       (37,922)     $       (41,635)   $        (6,148)   $      (161,050)     $      (270,277)   $       (45,011)
          (36,658)             224,911             72,326         (2,441,748)           1,912,382            396,530
       (1,091,825)            (531,250)           503,189         (4,089,979)         (10,941,100)         6,833,740
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

       (1,166,405)            (347,974)           569,367         (6,692,777)          (9,298,995)         7,185,259
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------


          862,759              769,641            125,229          3,227,622            3,747,998            601,352
            7,830              651,005          3,673,171           (574,047)            (182,891)        24,775,069
         (110,587)            (120,145)           (14,853)          (711,892)          (1,222,335)          (246,417)
         (328,467)            (279,397)           (41,519)        (1,238,800)          (1,449,797)          (236,089)
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
          431,535            1,021,104          3,742,028            702,883              892,975         24,893,915
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

         (734,870)             673,130          4,311,395         (5,989,894)          (8,406,020)        32,079,174
        4,984,525            4,311,395               ----         23,673,154           32,079,174               ----
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
  $     4,249,655      $     4,984,525    $     4,311,395    $    17,683,260      $    23,673,154    $    32,079,174
===================  =================  ================== ===================  ================== ==================


                                     F-1 33

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Ameritas
                                                                    -------------------------------------------------

                                                                                       Micro Cap
                                                                    -------------------------------------------------
                                                                           2001             2000             1999
                                                                    ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $         ----   $         ----   $         ----
   Mortality and expense risk charge                                          4,271             ----             ----
                                                                    ---------------- ---------------- ---------------
Net investment income(loss)                                                  (4,271)            ----             ----
                                                                    ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     27,469             ----             ----
   Net realized gain(loss) on sale of fund shares                            (1,181)            ----             ----
                                                                    ---------------- ---------------- ---------------
Net realized gain(loss)                                                      26,288             ----             ----
                                                                    ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                              63,339             ----             ----
                                                                    ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       85,356   $         ----   $         ----
                                                                    ================ ================ ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (4,271)  $         ----   $         ----
  Net realized gain(loss)                                                    26,288             ----             ----
  Net change in unrealized appreciation(depreciation)                        63,339             ----             ----
                                                                    ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                           85,356             ----             ----
                                                                    ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      156,305             ----             ----
   Subaccounts transfers (including fixed account), net                   1,229,767             ----             ----
   Transfers for policyowner benefits and terminations                       (3,961)            ----             ----
   Policyowner maintenance charges                                          (56,250)            ----             ----
                                                                    ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      1,325,861             ----             ----
                                                                    ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                    1,411,217             ----             ----
Net assets at beginning of period                                              ----             ----             ----
                                                                    ---------------- ---------------- ---------------
Net assets at end of period                                          $    1,411,217   $         ----   $        ----
                                                                    ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 34

                        Ameritas                                                    Calvert
----------------------------------------------------------  ---------------------------------------------------------

                         Select                                                     Balanced
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


  $          ----      $          ----    $          ----    $        18,246      $           858     $         ----
            7,940                 ----               ----              1,824                  109               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
           (7,940)                ----               ----             16,422                  749               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


             ----                 ----               ----              8,889                1,514               ----
           (7,630)                ----               ----             (3,208)                (321)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
           (7,630)                ----               ----              5,681                1,193               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------

           34,863                 ----               ----            (27,071)              (4,510)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


  $        19,293      $         ----     $          ----    $        (4,968)     $        (2,568)   $          ----
==================== =================  ================== ===================  =================  ==================





  $        (7,940)     $          ----     $          ----    $       16,422      $           749     $         ----
           (7,630)                ----               ----              5,681                1,193               ----
           34,863                 ----               ----            (27,071)              (4,510)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------

           19,293                 ----               ----             (4,968)              (2,568)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


          240,150                 ----               ----             73,858                9,796               ----
        2,135,905                 ----               ----            404,742               47,118               ----
          (22,456)                ----               ----            (18,645)                 213               ----
          (88,977)                ----               ----            (25,129)              (1,463)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
        2,264,622                 ----               ----            434,826               55,664               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------

        2,283,915                 ----               ----            429,858               53,096               ----
             ----                 ----               ----             53,096                 ----               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
  $     2,283,915      $         ----     $          ----    $       482,954      $        53,096    $          ----
==================== =================  ================== ===================  =================  ==================

                                     F-1 35

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Calvert
                                                                    -------------------------------------------------

                                                                                      Intl. Equity
                                                                    -------------------------------------------------
                                                                         2001              2000            1999
                                                                    ---------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $           162   $          ----   $      ----
   Mortality and expense risk charge                                             748              112           ----
                                                                    ---------------- ----------------- --------------
Net investment income(loss)                                                     (586)            (112)          ----
                                                                    ---------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      17,507            4,576           ----
   Net realized gain(loss) on sale of fund shares                             (5,366)            (837)          ----
                                                                    ---------------- ----------------- --------------
Net realized gain(loss)                                                       12,141            3,739           ----
                                                                    ---------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                              (33,565)          (6,476)          ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       (22,010)  $       (2,849)  $       ----
                                                                    ================ ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $         (586)  $          (112)  $       ----
  Net realized gain(loss)                                                     12,141            3,739           ----
  Net change in unrealized appreciation(depreciation)                        (33,565)          (6,476)          ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                           (22,010)          (2,849)          ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                        27,240            9,848           ----
   Subaccounts transfers (including fixed account), net                       98,533           47,623           ----
   Transfers for policyowner benefits and terminations                          (529)              60           ----
   Policyowner maintenance charges                                            (7,990)          (1,183)          ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                         117,254           56,348           ----
                                                                    ---------------- ----------------- --------------

Total increase(decrease) in net assets                                        95,244           53,499           ----
Net assets at beginning of period                                             53,499             ----           ----
                                                                    ---------------- ----------------- --------------
Net assets at end of period                                          $       148,743  $        53,499   $       ----
                                                                    ================ ================= ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 36

                                                      Calvert

---------------------------------------------------------------------------------------------------------------------

                         Mid Cap                                                   Small Cap
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $          ----      $         ----     $          ----    $          ----      $         ----     $          ----
            6,523                1,484               ----              4,194                  445               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
           (6,523)              (1,484)              ----             (4,194)                (445)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


           59,416               59,778               ----             14,242               12,978               ----
          (81,509)                (209)              ----              2,911               (3,729)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          (22,093)              59,569               ----             17,153                9,249               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          (86,318)             (96,220)              ----             55,869               (1,142)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $      (114,934)     $       (38,135)   $          ----    $        68,828      $         7,662    $          ----
===================  =================  ================== ===================  =================  ==================





  $        (6,523)     $        (1,484)    $         ----   $         (4,194)     $          (445)    $         ----
          (22,093)              59,569               ----             17,153                9,249               ----
          (86,318)             (96,220)              ----             55,869               (1,142)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

         (114,934)             (38,135)              ----             68,828                7,662               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


          195,303               25,375               ----            135,062                4,015               ----
          124,102              816,296               ----            340,143              338,533               ----
          (13,826)                 325               ----             (1,253)                 220               ----
          (69,383)             (12,021)              ----            (43,870)              (3,040)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          236,196              829,975               ----            430,082              339,728               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          121,262              791,840               ----            498,910              347,390               ----
          791,840                 ----               ----            347,390                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $       913,102      $       791,840     $         ----     $      846,300      $       347,390     $         ----
===================  =================  ================== ===================  =================  ==================

                                     F-1 37

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                    American Century
                                                                    -------------------------------------------------

                                                                                    Income & Growth
                                                                    -------------------------------------------------
                                                                         2001             2000             1999
                                                                    --------------- ------------------ --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $          606  $           ----   $       ----
   Mortality and expense risk charge                                          2,960              ----           ----
                                                                    --------------- ------------------ --------------
Net investment income(loss)                                                  (2,354)             ----           ----
                                                                    --------------- ------------------ --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       ----              ----           ----
   Net realized gain(loss) on sale of fund shares                            (6,407)             ----           ----
                                                                    --------------- ------------------ --------------
Net realized gain(loss)                                                      (6,407)             ----           ----
                                                                    --------------- ------------------ --------------

Change in unrealized appreciation(depreciation)                               6,285              ----           ----
                                                                    --------------- ------------------ --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       (2,476) $           ----   $       ----
                                                                    =============== ================== ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (2,354) $           ----   $       ----
  Net realized gain(loss)                                                    (6,407)             ----           ----
  Net change in unrealized appreciation(depreciation)                         6,285              ----           ----
                                                                    --------------- ------------------ --------------
Net increase(decrease) in net assets resulting
   from operations                                                           (2,476)             ----           ----
                                                                    --------------- ------------------ --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      124,527              ----           ----
   Subaccounts transfers (including fixed account), net                     896,788              ----           ----
   Transfers for policyowner benefits and terminations                      (16,073)             ----           ----
   Policyowner maintenance charges                                          (38,478)             ----           ----
                                                                    --------------- ------------------ --------------
Net increase(decrease) from policyowner transactions                        966,764              ----           ----
                                                                    --------------- ------------------ --------------

Total increase(decrease) in net assets                                      964,288              ----           ----
Net assets at beginning of period                                              ----              ----           ----
                                                                    --------------- ------------------ --------------
Net assets at end of period                                          $      964,288  $           ----   $       ----
                                                                    =============== ================== ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 38

                         Invesco                                                    Salomon
----------------------------------------------------------  ---------------------------------------------------------
                        Dynamics                                                    Capital
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

  $          ----      $          ----     $         ----    $         4,430      $          ----     $         ----
            2,471                 ----               ----              2,261                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
           (2,471)                ----               ----              2,169                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


             ----                 ----               ----              2,827                 ----               ----
         (102,901)                ----               ----             (3,916)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
         (102,901)                ----               ----             (1,089)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          (52,082)                ----               ----              1,052                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $      (157,454)     $         ----     $          ----    $         2,132      $         ----     $          ----
===================  =================  ================== ===================  =================  ==================





  $        (2,471)     $         ----     $          ----    $         2,169      $         ----     $          ----
         (102,901)                ----               ----             (1,089)                ----               ----
          (52,082)                ----               ----              1,052                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

         (157,454)                ----               ----              2,132                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


           63,648                 ----               ----            147,758                 ----               ----
          724,149                 ----               ----            581,276                 ----               ----
           (2,537)                ----               ----            (44,276)                ----               ----
          (27,329)                ----               ----            (36,599)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          757,931                 ----               ----            648,159                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          600,477                 ----               ----            650,291                 ----               ----
             ----                 ----               ----               ----                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $       600,477      $         ----     $          ----    $       650,291      $         ----     $          ----
===================  =================  ================== ===================  =================  ==================

                                     F-1 39

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                         Summit
                                                                    -----------------------------------------------

                                                                                       S&P MidCap
                                                                    -------------------------------------------------
                                                                           2001              2000            1999
                                                                    ---------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $           74   $          ----   $       ----
   Mortality and expense risk charge                                           1,298             ----           ----
                                                                    ---------------- ----------------- --------------
Net investment income(loss)                                                   (1,224)            ----           ----
                                                                    ---------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                          37             ----           ----
   Net realized gain(loss) on sale of fund shares                               (833)            ----           ----
                                                                    ---------------- ----------------- --------------
Net realized gain(loss)                                                         (796)            ----           ----
                                                                    ---------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                               37,013             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $        34,993  $          ----   $       ----
                                                                    ================ ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $        (1,224) $          ----   $       ----
  Net realized gain(loss)                                                       (796)            ----           ----
  Net change in unrealized appreciation(depreciation)                         37,013             ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                            34,993             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                        64,517             ----           ----
   Subaccounts transfers (including fixed account), net                      448,505             ----           ----
   Transfers for policyowner benefits and terminations                         2,241             ----           ----
   Policyowner maintenance charges                                           (18,060)            ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                         497,203             ----           ----
                                                                    ---------------- ----------------- --------------

Total increase(decrease) in net assets                                       532,196             ----           ----
Net assets at beginning of period                                               ----             ----           ----
                                                                    ---------------- ----------------- --------------
Net assets at end of period                                          $       532,196  $          ----   $       ----
                                                                    ================ ================= ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 40

                                                        Summit
---------------------------------------------------------------------------------------------------------------------

                    Russell Small Cap                                           Nasdaq-100 Index
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $           930      $          ----    $          ----    $          ----      $          ----     $         ----
              694                 ----               ----              3,183                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
              236                 ----               ----             (3,183)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


              424                 ----               ----               ----                 ----               ----
             (651)                ----               ----           (119,622)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
             (227)                ----               ----           (119,622)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

           23,488                 ----               ----            (90,592)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $        23,497      $         ----     $          ----    $      (213,397)     $         ----     $          ----
===================  =================  ================== ===================  =================  ==================





  $           236      $         ----     $          ----    $        (3,183)     $         ----     $          ----
             (227)                ----               ----           (119,622)                ----               ----
           23,488                 ----               ----            (90,592)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

           23,497                 ----               ----           (213,397)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


           39,898                 ----               ----             63,981                 ----               ----
          228,815                 ----               ----          1,202,521                 ----               ----
            2,293                 ----               ----             (2,598)                ----               ----
          (11,390)                ----               ----            (68,815)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          259,616                 ----               ----          1,195,089                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          283,113                 ----               ----            981,692                 ----               ----
             ----                 ----               ----               ----                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $       283,113      $         ----     $          ----    $       981,692      $         ----     $          ----
===================  =================  ================== ===================  =================  ==================

                                     F-1 41

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                      Third Avenue
                                                                    -------------------------------------------------

                                                                                         Value
                                                                    -------------------------------------------------
                                                                         2001              2000            1999
                                                                    ---------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $         1,361  $          ----   $       ----
   Mortality and expense risk charge                                           8,909             ----           ----
                                                                    ---------------- ----------------- --------------
Net investment income(loss)                                                   (7,548)            ----           ----
                                                                    ---------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       8,935             ----           ----
   Net realized gain(loss) on sale of fund shares                             (8,285)            ----           ----
                                                                    ---------------- ----------------- --------------
Net realized gain(loss)                                                          650             ----           ----
                                                                    ---------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                              124,072             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       117,174  $          ----   $       ----
                                                                    ================ ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $        (7,548)  $         ----   $       ----
  Net realized gain(loss)                                                        650             ----           ----
  Net change in unrealized appreciation(depreciation)                        124,072             ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                           117,174             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       327,594             ----           ----
   Subaccounts transfers (including fixed account), net                    2,359,842             ----           ----
   Transfers for policyowner benefits and terminations                       (53,794)            ----           ----
   Policyowner maintenance charges                                          (117,076)            ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                       2,516,566             ----           ----
                                                                    ---------------- ----------------- --------------

Total increase(decrease) in net assets                                     2,633,740             ----           ----
Net assets at beginning of period                                               ----             ----           ----
                                                                    ---------------- ----------------- --------------
Net assets at end of period                                          $     2,633,740  $          ----   $       ----
                                                                    ================ ================= ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 42

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
             FOR THE PERIODS ENDED DECEMBER 31, 2001, 2000 AND 1999


1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company) and minority owned by AmerUs Life Insurance Company (AmerUs). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are fifty-four subaccounts available within the Account:

    Fidelity Management and Research                          Fidelity Management and Research
    Company (Advisor)                                         Company
      Fidelity (Fund)                                           Fidelity, continued
       * Equity-Income IC (Subaccount)                           * Asset Mgr. SC
          (Commenced March 6, 1987)                                 (Commenced November 29, 1999)
       * Equity-Income SC                                        * Asset Mgr. SC2
          (Commenced November 2, 1999)                              (Commenced November 26, 2001)
       * Equity-Income SC2                                       * Inv. Bond IC
          (Commenced November 28, 2001)                             (Commenced June 6, 1991)
       * Growth IC                                               * Inv. Bond SC2
          (Commenced March 6, 1987)                                 (Commenced November 8, 2001)
       * Growth SC                                               * Contrafund IC
          (Commenced November 2, 1999)                              (Commenced September 5, 1995)
       * Growth SC2                                              * Contrafund SC
          (Commenced November 28, 2001)                             (Commenced November 29, 1999)
       * High Income IC                                          * Contrafund SC2
          (Commenced March 6, 1987)                                 (Commenced November 23, 2001)
       * High Income SC                                          * Asset Mgr. Gr. IC
          (Commenced January 25, 2000)                              (Commenced September 13, 1995)
       * High Income SC2                                         * Asset Mgr. Gr. SC
          (Commenced December 3, 2001)                              (Commenced February 2, 2000)
       * Overseas IC                                             * Asset Mgr. Gr. SC2
          (Commenced March 6, 1987)                                 (Commenced December 26, 2001)
       * Overseas SC
          (Commenced December 7, 1999)                        Fred Alger Management, Inc.
       * Overseas SC2                                           Alger
          (Commenced November 14, 2001)                          * Balanced
       * Asset Mgr. IC                                              (Commenced June 28, 1993)
          (Commenced December 14, 1989)                          * Leveraged
                                                                    (Commenced September 13, 1995)

                                     F-1 43

1.  ORGANIZATION, continued

    Massachusetts Financial Services                          Calvert Asset Management Company, Inc.
    Company                                                    (See Note 4)
      MFS                                                       Calvert
       * Global Govern.                                          * Balanced
          (Commenced September 13, 1995)                            (Commenced May 8, 2000)
       * Utilities                                               * Intl. Equity
          (Commenced October 18, 1995)                              (Commenced July 20, 2000)
       * New Discovery                                           * Mid Cap
          (Commenced November 12, 1999)                             (Commenced June 13, 2000)
                                                                 * Small Cap
    Morgan Stanley Asset Management                                 (Commenced June 13, 2000)
      Morgan Stanley
       * Asian Equity                                         American Century Investment
          (Commenced April 22, 1997)                          Management, Inc.
          (Ceased Business April 30, 2001)                      American Century
       * Emerging Markets                                        * Income & Growth
          (Commenced April 8, 1997)                                 (Commenced January 31, 2001)
       * Global Equity
          (Commenced April 17, 1997)                          INVESCO Funds Group, Inc.
       * Intl. Magnum                                           Invesco
          (Commenced April 7, 1997)                              * Dynamics
       * U.S. Real Estate                                           (Commenced January 19, 2001)
          (Commenced April 28, 1997)
                                                              Salomon Brothers Asset Management Inc.
    Ameritas Investment Corp. (See Note 4)                      Salomon
      Ameritas                                                   * Capital
       * Emerging Growth                                            (Commenced January 31, 2001)
          (Commenced October 29,1999)
       * Growth                                               Summit Investment Partners, Inc.
          (Commenced October 29,1999)                           Summit
       * Growth with Income                                      * S&P MidCap
          (Commenced October 29,1999)                               (Commenced February 13, 2001)
       * Income and Growth                                       * Russell Small Cap
          (Commenced October 29,1999)                               (Commenced February 8, 2001)
       * Index 500                                               * Nasdaq-100 Index
          (Commenced October 29,1999)                               (Commenced January 19, 2001)
       * MidCap
          (Commenced October 29,1999)                         EQSF Advisers, Inc.
       * Money Market                                           Third Avenue
          (Commenced October 28,1999)                            * Value
       * Research                                                   (Commenced January 2, 2001)
          (Commenced October 29,1999)
       * Small Cap
          (Commenced October 29,1999)
       * Micro Cap
          (Commenced January 5, 2001)
       * Select
          (Commenced January 5, 2001)

                                     F-1 44

    SUBSTITUTIONS
    Pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a portfolio of Fidelity Money Market were transferred to the Money Market subaccount of the Ameritas portfolio as of October 28, 1999. Also, as of October 29, 1999 pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a portfolio of Fidelity Index 500 I-Class were transferred to the Index 500 subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management Growth were transferred to the Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management Income and Growth were transferred to the Income and Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management Small Capitalization Fund were transferred to the Small Cap subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management MidCap Growth were transferred to the MidCap Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of MFS Co. Emerging Growth Series were transferred to the Emerging Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of MFS Co. Research Series was transferred to the Research subaccount of the Ameritas portfolio; and all policyowner funds invested in a portfolio of MFS Co. Growth with Income Series were transferred to the Growth with Income subaccount of the Ameritas portfolio.

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, AVLIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

                                     F-1 45

3.  CHARGES

    AVLIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option, which is not reflected in this separate account.

4.  RELATED PARTIES

    During October 1999, AVLIC established a variable insurance trust (VIT) which contains the Ameritas subaccounts. The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the periods ended December 31, 2001, 2000 and 1999, these subaccounts incurred advisory fees of approximately $773,000, $894,000 and $119,000, respectively, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided sub-advisory and administrative services to these subaccounts during 2001, 2000 and 1999 of approximately $134,000, $125,000 and $25,000, respectively.

    Calvert Asset Management Company, Inc., an affiliate of AVLIC, serves as an investment advisor to the Calvert subaccounts.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:

                                                                                   Purchases             Sales
                                                                                -----------------   -----------------
     Fidelity:
       Equity-Income IC                                                          $      8,168,596     $     6,688,042
       Equity-Income SC                                                                   169,419              37,929
       Equity-Income SC2                                                                    2,314                 198
       Growth IC                                                                       13,093,297          10,248,013
       Growth SC                                                                          225,479              45,019
       Growth SC2                                                                           3,120                 237
       High Income IC                                                                  11,137,353           7,894,161
       High Income SC                                                                   1,940,076           1,753,785
       High Income SC2                                                                      3,460                 ---
       Overseas IC                                                                      6,816,322           5,088,006
       Overseas SC                                                                         69,982              36,605
       Overseas SC2                                                                           327                   6
       Asset Mgr. IC                                                                    2,990,464           2,725,693
       Asset Mgr. SC                                                                      101,185              75,425
       Asset Mgr. SC2                                                                      10,184                  22
       Inv. Bond IC                                                                    11,458,486           2,950,018
       Inv. Bond SC2                                                                       18,508                 161
       Contrafund IC                                                                    3,252,228           1,845,514
       Contrafund SC                                                                      156,950              40,165
       Contrafund SC2                                                                      17,379                  97
       Asset Mgr. Gr. IC                                                                1,091,526             602,487
       Asset Mgr. Gr. SC                                                                   12,502                 515
       Asset Mgr. Gr. SC2                                                                     658                 ---

                                     F-1 46


                                                                                   Purchases             Sales
                                                                                -----------------   -----------------
     Alger:
       Balanced                                                                  $      2,204,774     $     1,291,655
       Leveraged                                                                        4,759,398           3,483,941

     MFS:
       Global Govern.                                                                     989,593           1,189,986
       Utilities                                                                        3,587,696           1,102,329
       New Discovery                                                                    1,761,786           1,144,979

     Morgan Stanley:
       Asian Equity                                                                            75             616,582
       Emerging Markets                                                                 5,558,665           5,144,942
       Global Equity                                                                    1,213,492             709,442
       Intl. Magnum                                                                       609,491             598,409
       U.S. Real Estate                                                                 1,006,795             610,840

     Ameritas:
       Emerging Growth                                                                  4,994,859           3,968,131
       Growth                                                                           4,121,640           4,380,457
       Growth with Income                                                               1,952,462           1,368,789
       Income and Growth                                                                3,274,141           2,322,981
       Index 500                                                                        5,362,186           3,275,967
       MidCap                                                                           4,380,969           3,468,720
       Money Market                                                                    55,862,102          49,837,936
       Research                                                                         1,349,040             815,796
       Small Cap                                                                        6,718,532           6,176,698
       Micro Cap                                                                        1,412,572              63,512
       Select                                                                           2,567,076             310,393

     Calvert:
       Balanced                                                                           578,237             118,099
       Intl. Equity                                                                       172,182              38,006
       Mid Cap                                                                            673,280             384,190
       Small Cap                                                                          582,691             142,560

     American Century:
       Income & Growth                                                                  1,055,240              90,831

     Invesco:
       Dynamics                                                                         1,320,900             565,440

     Salomon:
       Capital                                                                            753,066              99,910

     Summit:
       S&P MidCap                                                                         506,933              10,916
       Russell Small Cap                                                                  288,057              27,781

                                     F-1 47

                                                                                   Purchases             Sales
                                                                                -----------------   -----------------
       Nasdaq-100 Index                                                           $     1,644,889     $       452,983
     Third Avenue:
       Third Avenue Value                                                               2,633,976             116,023


6.  UNIT VALUES
    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity:
Equity-Income IC
2001                        28.55   47.27       739,280     29,303,630     1.73     0.70    1.20    (6.09)   (5.62)

Equity-Income SC
2001                        22.50   25.87         6,824        175,813      .86     0.90    0.90    (5.94)   (5.94)

Equity-Income SC2
2001                        22.58   22.58            95          2,155     ----     0.70    0.70     2.94     2.94

Growth IC
2001                        50.11   62.70       820,789     48,197,582      .08     0.70    1.20   (18.64)  (18.22)

Growth SC
2001                        33.22   39.32         8,825        346,256     ----     0.90    0.90   (18.47)  (18.47)

Growth SC2
2001                        33.32   33.32            87          2,896     ----     0.70    0.70     1.92     1.92

High Income IC
2001                         9.24   20.97       502,467      7,174,769    13.20     0.70    1.20   (12.79)  (12.35)

High Income SC
2001                         6.35    7.56         6,977         52,276      .76     0.90    0.90   (12.69)  (12.69)

High Income SC2
2001                         6.36    6.36           545          3,465     ----     0.70    0.70    (0.06)   (0.06)

                                     F-1 48

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min    Max
Fidelity, continued:
Overseas IC
2001                        18.92   21.80       594,496     12,241,284     5.96     0.70    1.20   (22.12)  (21.72)

Overseas SC
2001                        13.77   17.10         6,536        107,989     5.22     0.90    0.90   (21.99)  (21.98)

Overseas SC2
2001                        13.80   13.80            24            324     ----     0.70    0.70     0.49     0.49

Asset Mgr. IC
2001                        20.39   28.71       949,603     26,084,073     4.32     0.70    1.20    (5.23)   (4.76)

Asset Mgr. SC
2001                        14.37   16.76         7,099        116,776     3.84     0.90    0.90    (5.10)   (5.05)

Asset Mgr. SC2
2001                        14.35   14.35           716         10,276     ----     0.70    0.70     0.07     0.07

Inv. Bond IC
2001                        12.83   20.53       952,845     14,226,831     2.25     0.70    1.20     7.16     7.70

Inv. Bond SC2
2001                        12.81   12.81         1,440         18,430     ----     0.70    0.70    (1.94)   (1.94)

Contrafund IC
2001                        25.36   26.29       758,024     19,550,919      .80     0.70    1.20   (13.29)  (12.85)

Contrafund SC
2001                        19.90   23.35        12,178        279,891      .56     0.90    0.90   (13.28)  (13.15)

Contrafund SC2
2001                        19.97   19.97           880         17,578     ----     0.70    0.70     2.10     2.10

Asset Mgr. Gr. IC
2001                        17.27   19.20       200,826      3,632,184     3.04     0.70    1.20    (8.50)   (8.03)

Asset Mgr. Gr. SC
2001                        12.42   14.53         1,100         15,768     1.46     0.90    0.90    (8.68)   (8.33)

Asset Mgr. Gr. SC2
2001                        12.43   12.43            53            659     ----     0.70    0.70     1.06     1.06

                                     F-1 49


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Alger:
Balanced
2001                        13.07   28.26       341,289      7,012,798     1.46     0.70    1.20    (3.10)   (0.40)

Leveraged
2001                        31.57   39.74       438,930     17,275,718     ----     0.70    1.20   (16.94)    4.16

MFS:
Global Govern.
2001                        10.09   12.62        57,066        673,929     3.43     0.70    1.20     0.46     4.02

Utilities
2001                        15.94   24.77       312,494      6,990,658     3.25     0.70    1.20   (25.12)   (1.81)

New Discovery
2001                        15.25   16.13       281,965      4,532,447     ----     0.70    1.20    (6.16)   13.33

Morgan Stanley:
Emerging Markets
2001                         6.63    8.02       293,594      2,334,676     ----     0.70    1.20    (7.61)    2.94

Global Equity
2001                        12.19   14.20       246,734      3,476,134     1.09     0.70    1.20    (8.15)    2.12

Intl. Magnum
2001                         9.44   10.04       164,340      1,633,829      .48     0.70    1.20   (20.26)    1.25

U.S. Real Estate
2001                        12.08   14.22       145,417      2,051,449     4.21     0.70    1.20     4.67     9.08

Ameritas:
Emerging Growth
2001                        18.55   19.36       716,605     13,711,220     ----     0.70    1.20   (36.44)    2.72

Growth
2001                        47.34   66.28       460,660     29,527,532      .04     0.70    1.20   (13.17)    0.65

Growth with Income
2001                        17.44   17.74       235,263      4,153,877      .61     0.70    1.20   (16.81)    1.26

Income and Growth
2001                        14.08   46.52       462,327     12,013,598      .49     0.70    1.20   (16.40)    0.25

                                     F-1 50

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Ameritas, continued:
Index 500
2001                       130.06  143.15       193,990     26,769,623     1.44     0.70    1.20   (13.46)    2.67

MidCap
2001                        31.98   42.50       498,157     20,928,194     ----     0.70    1.20    (8.47)    7.91

Money Market
2001                         1.00    1.91    16,460,335     22,505,087     3.85     0.70    1.20     0.24     3.21

Research
2001                        16.68   17.51       244,966      4,249,655     ----     0.70    1.20   (21.82)    2.04

Small Cap
2001                        29.14   40.63       440,182     17,683,260     ----     0.70    1.20   (28.14)    8.82

Micro Cap
2001                        19.69   19.84        71,482      1,411,217     ----     0.70    0.90     7.55    32.07

Select
2001                        17.68   17.82       128,850      2,283,915     ----     0.70    0.90     3.28    15.51

Calvert:
Balanced
2001                         1.76    1.94       250,679        482,954     8.18     0.70    1.20    (8.05)    0.02

Intl. Equity
2001                        12.84   15.79         9,451        148,743      .16     0.70    1.20   (25.64)    1.08

Mid Cap
2001                        25.51   29.13        31,428        913,102     ----     0.70    1.20   (13.22)    2.16

Small Cap
2001                        14.80   15.48        54,762        846,300     ----     0.70    1.20     8.37    15.34

American Century:
Income & Growth
2001                         6.41    6.47       149,390        964,288      .15     0.70    0.90   (11.43)    3.25

Invesco:
Dynamics
2001                        12.47   13.14        47,481        600,477     ----     0.70    0.90   (28.17)    4.41

                                     F-1 51

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Salomon:
Capital
2001                        15.16   15.30        42,559        650,291     1.43     0.70    0.90    (6.76)   10.13

Summit:
S&P MidCap
2001                         9.29   11.69        49,870        532,196      .04     0.70    0.90    (7.30)    2.48

Russell Small Cap
2001                         9.60   10.08        28,678        283,113      .90     0.70    0.90    (5.87)    3.07

Nasdaq-100 Index
2001                         4.43    4.46       221,670        981,692     ----     0.70    0.90   (41.47)   (4.13)

Third Avenue:
Value
2001                        17.11   17.19       153,406      2,633,740      .11     0.70    0.90     4.17    15.87


7.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity:
     Equity-Income IC
     Units issued                                      400,324                   315,664                   292,235
     Units redeemed                                   (394,722)                 (341,597)                 (278,761)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             5,602                   (25,933)                   13,474
                                            ===================       ====================      ====================

     Equity-Income SC
     Units issued                                        7,327                     2,323                        24
     Units redeemed                                     (2,623)                     (227)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             4,704                     2,096                        24
                                            ===================       ====================      ====================

     Equity-Income SC2
     Units issued                                          104                      ----                      ----
     Units redeemed                                         (9)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                95                      ----                      ----
                                            ===================       ====================      ====================

     Growth IC
     Units issued                                      543,688                   461,735                   375,289
     Units redeemed                                   (548,149)                 (433,103)                 (327,321)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            (4,461)                   28,632                    47,968
                                            ===================       ====================      ====================

                                    F-1 52

                                                     2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity, continued:
     Growth SC
     Units issued                                        7,831                     5,896                       363
     Units redeemed                                     (3,657)                   (1,606)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             4,174                     4,290                       363
                                            ===================       ====================      ====================

     Growth SC2
     Units issued                                           95                      ----                      ----
     Units redeemed                                         (8)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                87                      ----                      ----
                                            ===================       ====================      ====================

     High Income IC
     Units issued                                    2,082,657                   340,021                 1,096,648
     Units redeemed                                 (1,911,913)                 (340,972)               (1,154,404)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           170,744                      (951)                  (57,756)
                                            ===================       ====================      ====================

     High Income SC
     Units issued                                      263,244                     4,288                      ----
     Units redeemed                                   (260,381)                     (174)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             2,863                     4,114                      ----
                                            ===================       ====================      ====================

     High Income SC2
     Units issued                                          564                      ----                      ----
     Units redeemed                                        (19)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               545                      ----                      ----
                                            ===================       ====================      ====================

     Overseas IC
     Units issued                                    1,248,475                 1,502,035                 1,743,762
     Units redeemed                                 (1,263,750)               (1,438,192)               (1,817,242)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           (15,275)                   63,843                   (73,480)
                                            ===================       ====================      ====================

     Overseas SC
     Units issued                                        4,213                     7,371                         2
     Units redeemed                                     (2,648)                   (2,401)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             1,565                     4,970                         2
                                            ===================       ====================      ====================

     Overseas SC2
     Units issued                                           24                      ----                      ----
     Units redeemed                                       ----                      ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                24                      ----                      ----
                                            ===================       ====================      ====================

     Asset Mgr. IC
     Units issued                                      215,475                   202,246                   224,590
     Units redeemed                                   (250,223)                 (291,256)                 (279,205)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           (34,748)                  (89,010)                  (54,615)
                                            ===================       ====================      ====================

                                     F-1 53


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity, continued:
     Asset Mgr. SC
     Units issued                                        6,635                     8,968                        23
     Units redeemed                                     (5,079)                   (3,446)                       (2)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             1,556                     5,522                        21
                                            ===================       ====================      ====================

     Asset Mgr. SC2
     Units issued                                          718                      ----                      ----
     Units redeemed                                         (2)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               716                      ----                      ----
                                            ===================       ====================      ====================

     Inv. Bond IC
     Units issued                                    1,037,096                   266,447                   252,427
     Units redeemed                                   (373,725)                 (210,065)                 (282,178)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           663,371                    56,382                   (29,751)
                                            ===================       ====================      ====================

     Inv. Bond SC2
     Units issued                                        1,495                      ----                      ----
     Units redeemed                                        (55)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             1,440                      ----                      ----
                                            ===================       ====================      ====================

     Contrafund IC
     Units issued                                      410,246                   395,490                   379,774
     Units redeemed                                   (380,137)                 (316,114)                 (256,290)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            30,109                    79,376                   123,484
                                            ===================       ====================      ====================

     Contrafund SC
     Units issued                                        8,133                     7,955                       301
     Units redeemed                                     (3,095)                   (1,113)                       (1)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             5,038                     6,842                       300
                                            ====================      ===================       ====================

     Contrafund SC2
     Units issued                                          890                      ----                      ----
     Units redeemed                                        (10)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               880                      ----                      ----
                                            ===================       ====================      ====================

     Asset Mgr. Gr. IC
     Units issued                                      101,045                    86,072                    95,269
     Units redeemed                                    (86,886)                  (89,153)                  (69,512)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            14,159                    (3,081)                   25,757
                                            ===================       ====================      ====================

     Asset Mgr. Gr. SC
     Units issued                                          947                       270                      ----
     Units redeemed                                        (95)                      (23)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               852                       247                      ----
                                            ===================       ====================      ====================

                                     F-1 54


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity, continued:

     Asset Mgr. Gr. SC2
     Units issued                                           53                      ----                      ----
     Units redeemed                                       ----                      ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                53                      ----                      ----
                                            ===================       ====================      ====================

     Alger:
     Balanced
     Units issued                                      217,912                   206,160                   154,071
     Units redeemed                                   (175,069)                 (116,338)                  (77,753)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            42,843                    89,822                    76,318
                                            ===================       ====================      ====================

     Leveraged
     Units issued                                      286,000                   444,023                   367,520
     Units redeemed                                   (271,905)                 (355,252)                 (186,114)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            14,095                    88,771                   181,406
                                            ===================       ====================      ====================

     MFS:
     Global Govern.
     Units issued                                      134,005                   128,507                    73,804
     Units redeemed                                   (153,737)                  (88,022)                  (86,730)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           (19,732)                   40,485                   (12,926)
                                            ===================       ====================      ====================

     Utilities
     Units issued                                      221,578                   170,552                   151,416
     Units redeemed                                   (160,194)                 (115,669)                 (101,817)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            61,384                    54,883                    49,599
                                            ===================       ====================      ====================

     New Discovery
     Units issued                                      214,178                   357,016                     8,741
     Units redeemed                                   (183,978)                 (113,854)                     (139)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            30,200                   243,162                     8,602
                                            ===================       ====================      ====================

     Morgan Stanley:
     Asian Equity
     Units issued                                       12,034                   668,113                   256,066
     Units redeemed                                   (140,106)                 (657,712)                 (202,533)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                          (128,072)                   10,401                    53,533
                                            ===================       ====================      ====================

     Emerging Markets
     Units issued                                      892,706                   333,845                   264,842
     Units redeemed                                   (829,240)                 (257,572)                 (223,385)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            63,466                    76,273                    41,457
                                           ===================       ====================      ====================


                                     F-1 55


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Morgan Stanley, continued:
     Global Equity
     Units issued                                      179,857                   186,047                   164,502
     Units redeemed                                   (146,454)                 (165,674)                 (127,808)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            33,403                    20,373                    36,694
                                            ====================      ===================       ====================

     Intl. Magnum
     Units issued                                      160,960                   230,007                   151,394
     Units redeemed                                   (158,268)                 (191,648)                 (109,068)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             2,692                    38,359                    42,326
                                            ===================       ====================      ====================

     U.S. Real Estate
     Units issued                                      136,241                   149,778                    76,330
     Units redeemed                                   (112,515)                 (114,940)                  (72,431)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            23,726                    34,838                     3,899
                                            ===================       ====================      ====================

     Ameritas:
     Emerging Growth
     Units issued                                      680,661                   522,210                   439,400
     Units redeemed                                   (673,515)                 (437,873)                 (379,721)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             7,146                    84,337                    59,679
                                            ===================       ====================      ====================

     Growth
     Units issued                                      257,366                   227,443                   254,952
     Units redeemed                                   (257,203)                 (178,810)                 (191,269)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               163                    48,633                    63,683
                                            ===================       ====================      ====================

     Growth with Income
     Units issued                                      228,811                   144,382                   214,693
     Units redeemed                                   (200,163)                 (118,163)                 (208,398)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            28,648                    26,219                     6,295
                                            ===================       ====================      ====================

     Income and Growth
     Units issued                                      278,583                   253,391                   224,115
     Units redeemed                                   (237,511)                 (155,504)                 (154,270)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            41,072                    97,887                    69,845
                                            ===================       ====================      ====================

     Index 500
     Units issued                                      115,278                   112,821                   121,731
     Units redeemed                                   (107,653)                  (96,803)                  (83,317)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             7,625                    16,018                    38,414
                                            ===================       ====================      ====================

     MidCap
     Units issued                                      289,874                   406,499                   215,899
     Units redeemed                                   (290,305)                 (294,800)                 (187,382)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                              (431)                  111,699                    28,517
                                            ===================       ====================      ====================

                                     F-1 56


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Ameritas, continued:
     Money Market
     Units issued                                  100,178,358                87,732,721                85,248,552
     Units redeemed                                (95,041,570)              (89,797,434)              (79,932,183)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                         5,136,788                (2,064,713)                5,316,369
                                            ===================       ====================      ====================

     Research
     Units issued                                      165,199                   174,536                   157,984
     Units redeemed                                   (145,744)                 (132,066)                 (129,735)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            19,455                    42,470                    28,249
                                            ===================       ====================      ====================

     Small Cap
     Units issued                                      707,194                   424,613                   362,075
     Units redeemed                                   (691,087)                 (409,826)                 (368,450)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            16,107                    14,787                    (6,375)
                                            ===================       ====================      ====================

     Micro Cap
     Units issued                                      103,758                      ----                      ----
     Units redeemed                                    (32,276)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            71,482                      ----                      ----
                                            ====================      ===================       ====================

     Select
     Units issued                                      198,372                      ----                      ----
     Units redeemed                                    (69,522)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           128,850                      ----                      ----
                                            ===================       ====================      ====================

     Calvert:
     Balanced
     Units issued                                      324,017                    31,864                      ----
     Units redeemed                                    (98,702)                   (6,499)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           225,315                    25,365                      ----
                                            ===================       ====================      ====================

     Intl. Equity
     Units issued                                       10,518                     3,028                      ----
     Units redeemed                                     (3,601)                     (495)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             6,917                     2,533                      ----
                                            ===================       ====================      ====================

     Mid Cap
     Units issued                                       29,928                    32,956                      ----
     Units redeemed                                    (22,234)                   (9,222)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             7,694                    23,734                      ----
                                            ===================       ====================      ====================

     Small Cap
     Units issued                                       52,731                    29,253                      ----
     Units redeemed                                    (22,680)                   (4,542)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            30,051                    24,711                      ----
                                            ===================       ====================      ====================

                                     F-1 57


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     American Century:

     Income & Growth
     Units issued                                      214,655                      ----                      ----
     Units redeemed                                    (65,265)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           149,390                      ----                      ----
                                            ===================       ====================      ====================

     Invesco:
     Dynamics
     Units issued                                       99,718                      ----                      ----
     Units redeemed                                    (52,237)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            47,481                      ----                      ----
                                            ===================       ====================      ====================

     Salomon:
     Capital
     Units issued                                       61,505                      ----                      ----
     Units redeemed                                    (18,946)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            42,559                      ----                      ----
                                            ===================       ====================      ====================

     Summit:
     S&P MidCap
     Units issued                                       58,828                      ----                      ----
     Units redeemed                                     (8,958)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            49,870                      ----                      ----
                                            ===================       ====================      ====================

     Russell Small Cap
     Units issued                                       34,571                      ----                      ----
     Units redeemed                                     (5,893)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            28,678                      ----                      ----
                                            ===================       ====================      ====================

     Nasdaq-100 Index
     Units issued                                      339,012                      ----                      ----
     Units redeemed                                   (117,342)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           221,670                      ----                      ----
                                            ===================       ====================      ====================

     Third Avenue:
     Value
     Units issued                                      220,202                      ----                      ----
     Units redeemed                                    (66,796)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           153,406                      ----                      ----
                                            ===================       ====================      ====================

8.  ACCOUNTING PRONOUNCEMENT

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This guide has no impact on the underlying value of the net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-1 58

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2001 and 2000, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-II 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31

                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                                    ASSETS

Investments:
    Fixed maturity securities, available for sale (amortized cost
       $197,116 - 2001 and $141,027  - 2000)                                    $        199,551    $       139,933
    Equity securities (amortized cost
       $2,031 - 2001 and $2,031 - 2000)                                                    1,960              1,745
    Mortgage loans on real estate                                                          2,907              2,091
    Loans on insurance policies                                                           29,391             23,186
                                                                               -----------------  ------------------
                                   Total Investments                                     233,809            166,955
                                                                               -----------------  ------------------

Cash and cash equivalents                                                                 46,927             18,347
Accrued investment income                                                                  3,487              2,873
Reinsurance receivable-affiliate                                                             519              9,870
Reinsurance recoverable                                                                    1,369              2,414
Prepaid reinsurance premiums                                                               4,100              4,542
Deferred policy acquisition costs                                                        164,234            160,827
Federal income tax receivable                                                              3,228              4,161
Other                                                                                      3,080              2,705
Separate accounts                                                                      1,936,397          2,262,680
                                                                               -----------------  ------------------
                                   Total Assets                                  $     2,397,150    $     2,635,374
                                                                               =================  ==================



















The accompanying notes are an integral part of these financial statements.

                                     F-II 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31

                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES

Policy and contract reserves                                                    $          4,924    $         3,323
Policy and contract claims                                                                   251              2,831
Accumulated contract values                                                              321,867            242,471
Unearned policy charges                                                                    2,762              2,390
Unearned reinsurance ceded allowance                                                       3,758              3,946
Deferred federal income tax payable                                                       10,643              6,846
Accounts payable - affiliates                                                              1,811              4,199
Other                                                                                      4,162              2,550
Separate accounts                                                                      1,936,397          2,262,680
                                                                               -----------------  ------------------
                                        Total Liabilities                        $     2,286,575    $     2,531,236
                                                                               -----------------  ------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY

Common stock, par value $100 per share; authorized
    50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                                58,370             58,370
Retained earnings                                                                         47,822             41,950
Accumulated other comprehensive income (loss)                                                383               (182)
                                                                               -----------------  ------------------
                                        Total Stockholder's Equity              $        110,575    $       104,138
                                                                               -----------------  ------------------
                                        Total                                   $      2,397,150    $     2,635,374
                                                                               =================  ==================














The accompanying notes are an integral part of these financial statements.



                                     F-II 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                          Years Ended December 31
                                                           ---------------------------------------------------------
                                                                 2001                2000               1999
                                                           -----------------   ----------------- -------------------
INCOME:
Insurance revenues:
  Contract charges                                          $         62,172    $         61,627  $          51,834
  Premium-reinsurance ceded                                          (11,489)             (9,135)            (8,253)
  Reinsurance ceded allowance                                          4,519               4,223              3,594

Investment revenues:
    Investment income, net                                            13,550              11,864             13,970
    Realized gains(losses), net                                          230                (973)            (1,786)

  Other                                                                3,246               1,790              2,521
                                                           -----------------   ----------------- -------------------

                                                                      72,228              69,396             61,880
                                                           -----------------   ----------------- -------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                     3,088               2,357              2,805
    Interest credited                                                 13,272              11,076             12,548
    Change in policy and contract reserves                             1,601                 784                633
    Other                                                                153                 226                  -
  Sales and operating expenses                                        26,808              22,711             22,277
  Amortization of deferred policy acquisition costs                   21,734              25,306             12,760
                                                           -----------------   ----------------- -------------------

                                                                      66,656              62,460             51,023
                                                           -----------------   ----------------- -------------------

Income before federal income taxes                                     5,572               6,936             10,857

Income taxes - current                                                (3,793)               (693)             4,898
Income taxes - deferred                                                3,493                (289)              (639)
                                                           -----------------   ----------------- -------------------

     Total income taxes                                                 (300)               (982)             4,259
                                                           -----------------   ----------------- -------------------

Net income                                                  $          5,872    $          7,918  $           6,598
                                                           =================   ================= ===================







The accompanying notes are an integral part of these financial statements.

                                     F-II 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                            Years Ended December 31
                                                             -------------------------------------------------------
                                                                   2001              2000               1999
                                                            ------------------ ----------------  ------------------

Net income                                                    $        5,872     $        7,918    $        6,598
Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities:
        Unrealized holding gains (losses) arising during
          period (net of deferred tax expense (benefit)
          of $385, $70 and ($1,610) for 2001,
          2000 and 1999 respectively)                                    714                130            (2,990)
        Reclassification adjustment for (gains) losses
          included in net income (net of deferred tax
          benefit (expense) of $(80), $340 and $625
          for 2001, 2000 and 1999 respectively)                         (149)               633             1,161
                                                             ------------------ ----------------  ------------------
      Other comprehensive income (loss)                                  565                763            (1,829)
                                                             ------------------ ----------------  ------------------

Comprehensive income                                          $        6,437     $        8,681    $        4,769
                                                             ================== ================  ==================

























The accompanying notes are an integral part of these financial statements.



                                     F-II 5

                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                                 (in thousands, except shares)



                                                                                                         Accumulated
                                                            Common Stock      Additional                  Other
                                                  ------------------------    Paid - in     Retained   Comprehensive
                                                   Shares         Amount       Capital      Earnings    Income(loss)     Total
                                                  -----------  ----------    ----------    ----------  -------------   ----------

BALANCE, January 1, 1999                             40,000    $   4,000   $     40,370   $   27,434    $    884     $   72,688

  Net unrealized investment loss, net                     -            -              -            -      (1,829)        (1,829)

  Capital contribution                                    -            -          2,500            -           -          2,500

  Net income                                              -            -              -        6,598           -          6,598
                                                 ----------    ----------    ----------    ----------  ------------    ---------

BALANCE, December 31, 1999                           40,000        4,000         42,870       34,032        (945)        79,957

  Net unrealized investment gain, net                     -            -              -            -         763            763

  Capital contribution                                    -            -         15,500            -           -         15,500

  Net income                                              -            -              -        7,918           -          7,918
                                                 -----------   ----------    -----------   ----------  ------------    ---------

BALANCE, December 31, 2000                           40,000        4,000         58,370       41,950        (182)       104,138

  Net unrealized investment gain, net                     -            -              -            -         565            565

  Net income                                              -            -              -        5,872           -          5,872
                                                 -----------   ----------    -----------   ----------  ------------    ---------

BALANCE, December 31, 2001                           40,000    $   4,000     $   58,370   $   47,822    $    383     $  110,575
                                                 ===========   ==========   ============ ============  ============ ==============


The accompanying notes are an integral part of these financial statements.



                                     F-II 6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31

                                                                  --------------------------------------------------
                                                                         2001            2000              1999
                                                                  --------------- ----------------  ----------------
OPERATING ACTIVITIES:
Net Income                                                         $       5,872   $        7,918    $       6,598
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Amortization of deferred policy acquisition costs                    21,734           25,306           12,760
     Policy acquisition costs deferred                                   (28,014)         (36,440)         (39,491)
     Interest credited to contract values                                 13,272           11,076           12,548
     Amortization of discounts or premiums                                  (130)             (52)              67
     Net gains on other invested assets                                        -                -           (2,830)
     Net realized (gains) losses on investment transactions                 (230)             973            1,786
     Deferred income taxes                                                 3,493             (289)            (639)
     Change in assets and liabilities:
       Accrued investment income                                            (614)            (431)             (17)
       Reinsurance receivable-affiliate                                    9,351           26,051                -
       Reinsurance recoverable                                             1,045           (2,071)             302
       Prepaid reinsurance premium                                           442             (854)            (587)
       Federal income tax receivable                                         933           (7,083)             (19)
       Other assets                                                         (375)             135           (1,145)
       Policy and contract reserves                                        1,601              784              633
       Policy and contract claims                                         (2,580)           1,886              130
       Unearned policy charges                                               372              360              216
       Unearned reinsurance ceded allowance                                 (188)               4              346
       Other liabilities                                                    (776)          (7,175)           5,838
                                                                  --------------- ----------------  ----------------
  Net cash from operating activities                                      25,208           20,098           (3,504)
                                                                  --------------- ----------------  ----------------

INVESTING ACTIVITIES:

Purchase of fixed maturity securities available for sale                 (81,138)         (29,350)         (48,474)
Purchase of mortgage loans on real estate                                 (1,000)            (855)          (1,400)
Purchase of equity securities                                             (4,000)               -                -
Purchase of other invested assets                                              -                -           (1,252)
Proceeds from maturities or repayment of fixed
 maturity securities available for sale                                   13,867           14,127           11,242
Proceeds from sales of fixed maturity securities
  available for sale                                                      10,814            2,842            7,762
Proceeds from repayments of mortgage loans on
  real estate                                                                181              154                -
Proceeds from the sale of equity securities                                4,729                -                -
Proceeds from the sale of other invested assets                                -                -            1,162
Net change in loans on insurance policies                                 (6,205)          (6,687)          (5,550)
                                                                  --------------- ----------------  ----------------
  Net cash from investing activities                                     (62,752)         (19,769)         (36,510)
                                                                  --------------- ----------------  ----------------

The accompanying notes are an integral part of these financial statements.

                                     F-II 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2001              2000             1999
                                                                  ---------------- ----------------- ---------------

FINANCING ACTIVITIES:
Capital contribution                                               $            -   $      15,500     $      2,500
Net change in accumulated contract values                                  66,124          (9,452)          37,473
                                                                  ---------------- ----------------- ---------------
  Net cash from financing activities                                       66,124           6,048           39,973
                                                                  ---------------- ----------------- ---------------

INCREASE(DECREASE) IN CASH AND
  CASH EQUIVALENTS                                                         28,580           6,377              (41)

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                      18,347          11,970           12,011
                                                                  ---------------- ----------------- ---------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                         $       46,927   $      18,347     $     11,970
                                                                  ================ ================= ===============
Supplemental cash flow information:

Cash (refunded) paid for income taxes                              $       (4,726)  $       6,390     $      4,917























The accompanying notes are an integral part of these financial statements.

                                     F-II 8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interest held by AmerUs Life Insurance Company (AmerUs). ALIC is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2001, 2000 and 1999, and the associated interest income were not material.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.


                                     F-II 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)
--------------------------------------------------------------------------------

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to contractholders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.



                                    F-II 10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS, (continued)

A roll-forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                                       December 31
                                                                       ---------------------------------------------
                                                                              2001           2000            1999
---------------------------------------------------------------------- -------------- -------------- ---------------
     Beginning balance                                                  $    160,827   $    152,297   $    121,236
     Acquisition costs deferred                                               28,014         36,440         39,491
     Amortization of deferred policy acquisition costs                       (21,734)       (25,306)       (12,760)
     Adjustment for unrealized investment (gain) loss                         (2,873)        (2,604)         6,145
     Balance released under co-insurance agreement (note 4)                        -              -         (1,815)
---------------------------------------------------------------------- -------------- -------------- ---------------
Ending balance                                                          $    164,234   $    160,827   $    152,297
---------------------------------------------------------------------- -------------- -------------- ---------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been reclassified to conform to current year presentation.



                                    F-II 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                               Years Ended December 31
                                                                   -------------------------------------------------
                                                                            2001             2000            1999
------------------------------------------------------------------ ----------------- --------------- ---------------
Fixed maturity securities available for sale                        $      10,846     $       9,539   $      9,644
Equity securities                                                             159               159            159
Mortgage loans on real estate                                                 158               160             34
Loans on insurance policies                                                 1,645             1,203            845
Cash equivalents                                                            1,033             1,029            681
Other invested assets                                                           -                 -          2,830
------------------------------------------------------------------ ----------------- --------------- ---------------
   Gross investment income                                                 13,841            12,090         14,193
Investment expenses                                                           291               226            223
------------------------------------------------------------------ ----------------- --------------- ---------------
   Net investment income                                            $      13,550     $      11,864   $     13,970
------------------------------------------------------------------ ----------------- --------------- ---------------

Net pretax realized investment gains (losses) were as follows:

                                                                                   Years Ended December 31
                                                                          ------------------------------------------
                                                                                2001           2000          1999
------------------------------------------------------------------------- -------------- ------------- -------------
Net losses on disposals of fixed maturity securities
   available for sale (note 4)                                             $     (499)    $     (973)   $   (1,786)
Net gains on disposal of equity securities (note 9)                               729               -             -
------------------------------------------------------------------------- -------------- ------------- -------------
Net pretax realized investment gains(losses)                               $      230     $     (973)   $   (1,786)
------------------------------------------------------------------------- -------------- ------------- -------------

The Company recorded other than temporary impairments on bonds of $1,002 and $800 for 2001 and 2000, respectively. There were no other than temporary impairments on bonds recorded by the Company in 1999.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                                Year Ended December 31, 2001
                                                                          ------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------- -------------- ------------- -------------
Fixed maturity securities available for sale                               $     10,814   $      452    $       72
Equity securities                                                                 4,729          729             -
------------------------------------------------------------------------- -------------- ------------- -------------
         Total                                                             $     15,543   $    1,181    $       72
------------------------------------------------------------------------- -------------- ------------- -------------


                                                                                Year Ended December 31, 2000
                                                                         -------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------ --------------- ------------- -------------
Fixed maturity securities available for sale                              $       2,842   $        -    $       45
------------------------------------------------------------------------ --------------- ------------- -------------


                                                                                Year Ended December 31, 1999
                                                                         -------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------ --------------- ------------- -------------
Fixed maturity securities available for sale                              $       7,762   $        6    $       80
------------------------------------------------------------------------ --------------- ------------- -------------




                                    F-II 12

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

2.  INVESTMENTS, (continued)

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                               December 31, 2001
                                                             ------------------------------------------------------
                                                               Amortized       Gross Unrealized          Fair
                                                                            ------------------------
                                                                 Cost          Gains       Losses        Value
------------------------------------------------------------ -------------- ------------ ----------- --------------
   U. S. Corporate                                            $    155,920   $    4,031   $   2,492   $   157,459
   Mortgage-backed                                                  34,525          670          75        35,120
   U.S. Treasury securities and obligations of
      U.S. government agencies                                       6,671          303           2         6,972
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total fixed maturity securities available for sale           197,116        5,004       2,569       199,551
------------------------------------------------------------ -------------- ------------ ----------- --------------
   Equity securities                                                 2,031            -          71         1,960
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total securities available for sale                     $    199,147   $    5,004   $   2,640   $   201,511
------------------------------------------------------------ -------------- ------------ ----------- --------------

                                                                               December 31, 2000
                                                             ------------------------------------------------------
                                                               Amortized       Gross Unrealized          Fair
                                                                            ------------------------
                                                                 Cost          Gains       Losses        Value
------------------------------------------------------------ -------------- ------------ ----------- --------------
   U. S. Corporate                                            $    102,895   $    1,412   $   2,621   $   101,686
   Mortgage-backed                                                  32,095          179         267        32,007
   U.S. Treasury securities and obligations of
      U.S. government agencies                                       6,037          203           -         6,240
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total fixed maturity securities available for sale           141,027        1,794       2,888       139,933
------------------------------------------------------------ -------------- ------------ ----------- --------------
   Equity securities                                                 2,031            -         286         1,745
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total securities available for sale                     $    143,058   $    1,794   $   3,174   $   141,678
------------------------------------------------------------ -------------- ------------ ----------- --------------

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2001 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized            Fair
                                                                                      Cost               Value
-------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                       $              -   $              -
Due after one year through five years                                                   80,790             82,927
Due after five years through ten years                                                  67,646             67,865
Due after ten years                                                                     14,155             13,639
Mortgage-backed securities                                                              34,525             35,120
-------------------------------------------------------------------------------------------------------------------
     Total                                                                    $        197,116   $        199,551
-------------------------------------------------------------------------------------------------------------------



At December 31, 2001, the Company had fixed maturity securities available for sale with a carrying value of $3,395 on deposit with various state insurance departments.


                                    F-II 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                              December 31
                                                                                    --------------------------------
                                                                                         2001            2000
----------------------------------------------------------------------------------- --------------- ----------------
Deferred policy acquisition costs                                                    $      47,824   $      47,686
Prepaid expenses                                                                             1,435           1,012
Net unrealized investment gains                                                                600               -
Other                                                                                          182               -
----------------------------------------------------------------------------------- --------------- ----------------
Gross deferred tax liability                                                                50,041          48,698
----------------------------------------------------------------------------------- --------------- ----------------
Future policy and contract benefits                                                         36,521          39,108
Net unrealized investment losses                                                                 -             685
Capital loss carryforward                                                                      434             434
Deferred future revenues                                                                     2,282           2,218
Other                                                                                          161             121
----------------------------------------------------------------------------------- --------------- ----------------
Gross deferred tax asset                                                                    39,398          42,566
Less valuation allowance                                                                         -             714
----------------------------------------------------------------------------------- --------------- ----------------
Total deferred tax asset after valuation allowance                                          39,398          41,852
----------------------------------------------------------------------------------- --------------- ----------------
   Net deferred tax liability                                                        $      10,643   $       6,846
----------------------------------------------------------------------------------- --------------- ----------------

The Company has approximately $1,241 of capital loss carryforwards as of December 31, 2001 that may be applied against future capital gains. The capital loss carryforwards of approximately $1,103 and $138 will expire in 2004 and 2005, respectively. In 2000 and 1999, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                                             Years Ended December 31
                                                                 ---------------------------------------------------
                                                                        2001             2000            1999
--------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                               35.0     %        35.0 %         35.0    %
Dividends received deduction                                            (26.6)            (21.3)           -
Income tax liability released due to settlement on exam                  -                (29.6)           -
Release of valuation allowance                                          (12.8)              -              -
Other                                                                    (1.0)              1.7            4.2
--------------------------------------------------------------------------------------------------------------------
   Effective tax rate                                                    (5.4)    %       (14.2)  %       39.2    %
--------------------------------------------------------------------------------------------------------------------

The Company's federal income tax returns through March 31, 1996 were examined and settled with the IRS in 2000. Based on the settlement, the Company released the income tax liability provided in prior years of $2,050.


                                    F-II 14

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2001, 2000 and 1999 was $16,192, $12,573 and $12,265, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $5,355, $4,912 and $4,419 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has recorded reinsurance recoveries from affiliates of $4,462, $3,603 and $7,268 for the years ended December 31, 2001, 2000 and 1999, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $1,243 and $2,414 and prepaid reinsurance premiums of $2,766 and $2,671 as of December 31, 2001 and 2000, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

Effective June 30, 1999 the Company agreed to 100% co-insure its equity indexed annuity business to AmerUs in a non-cash transaction. Under the terms of the agreement investments with a fair value of $57,648 and an amortized cost of $59,390 were transferred to AmerUs. In return AmerUs co-insured the full liability for this business resulting in a $59,561 reinsurance receivable from affiliate being recorded. The Company also released the $1,815 of deferred policy acquisition costs, which it was carrying on this block. AmerUs, through assumption reinsurance, has assumed approximately 99% and 83% of this business as of December 31, 2001 and 2000, respectively, reducing the reinsurance receivable - affiliate to $519 and $9,870 as of December 31, 2001 and 2000, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $14,210 and $11,610 of additional reserves as of December 31, 2001 and 2000, respectively.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), a wholly-owned subsidiary of AMAL Corporation. Policies placed by this affiliate generated commission expense of $26,745, $34,544 and $35,736 for the years ended December 31, 2001, 2000 and 1999, respectively.

During 1999, the Company formed a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $827,893 and $1,021,332 in the VIT as of December 31, 2001 and 2000, respectively. ALIC had separate account investments of $465 and $600 in the VIT as of December 31, 2001 and 2000, respectively. FALIC had separate account investments of $339 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.



                                    F-II 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $ 15,574 and $6,009 as of December 31, 2001 and 2000, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. Beginning in 2001, the Company received fees of $1,420 for these services. The fees are reflected in other income on the statement of operations.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5.  BENEFIT PLANS

In past years, the Company was included in a multiple employer non-contributory defined-benefit pension plan (pension plan) and a defined contribution plan that covered substantially all full-time employees of ALIC and its subsidiaries and AMAL Corporation and its subsidiaries. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $6, $221 and $159, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and defined contribution plan each merged with the respective pension plan and defined contribution plan of an affiliated company, and both are now sponsored by AHC. While the pension plans were merged, AMAL Corporation and its subsidiaries will continue to have a different benefit formula.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2001 and 2000, and from 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $235, $108 and $47, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For associates eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided up to the date when the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the

                                    F-II 16

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


5. BENEFIT PLANS, (continued)

immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Total Company contributions were $31, $35 and $12 for the years ended December 31, 2001, 2000 and 1999, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of associates in AMAL Corporation and its subsidiaries.

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices, was ($5,802), $6,874 and ($4,513) for 2001, 2000 and 1999,
respectively. The Company's statutory surplus was $60,516, $63,665 and $41,637 at December 31, 2001, 2000 and 1999, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles has the effect of increasing statutory surplus at January 1, 2001 by $2,854, which relates primarily to accounting principles regarding income taxes.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                                    F-II 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         Equity securities -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 2001 and 2000.

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                  December 31
                                                            --------------------------------------------------------
                                                                      2001                          2000
                                                            ------------------------- -- ---------------------------
                                                                Carrying      Fair          Carrying        Fair
                                                                Amount        Value          Amount         Value
----------------------------------------------------------- ------------ ------------ -- ------------ --------------
Financial assets:
   Fixed maturity securities, available for sale             $  199,551   $  199,551      $  139,933   $  139,933
   Equity securities                                              1,960        1,960           1,745        1,745
   Mortgage loans on real estate                                  2,907        2,981           2,091        2,138
   Loans on insurance policies                                   29,391       25,185          23,186       18,948
   Cash and cash equivalents                                     46,927       46,927          18,347       18,347
   Accrued investment income                                      3,487        3,487           2,873        2,873
   Reinsurance receivable - affiliate                               519          519           9,870        9,870
   Reinsurance recoverable                                        1,369        1,369           2,414        2,414
Financial liabilities:
   Accumulated contract values excluding amounts
      held under insurance contracts                         $  286,059   $  286,059      $  204,577   $  204,577





                                    F-II 18

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


8.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS

Mortgage loan commitments of $1,250 were outstanding for investments to be purchased in subsequent years as of December 31, 2001. There were no mortgage loan commitments outstanding as of December 31, 2000. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LITIGATION

From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have Separate Accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the Separate Accounts are invested in mutual funds and are carried at fair value and are only used to support variable products issued by the Company. During 2001, the Company made initial investments totaling $4,000 into two new mutual fund options offered through Account VA-2. The Company withdrew its investments and related earnings by December 31, 2001 in the amount of $4,729. The realized gains are recorded in the statement of operations. Amounts in the Separate Accounts include policyowner investments in mutual fund options offered through affiliates (See note 4). Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.


Amounts in the Separate Accounts are as follows:

                                                                                          December 31
                                                                             ---------------------------------------
                                                                                    2001                2000
---------------------------------------------------------------------------- ------------------- -------------------
Separate Account V                                                            $        371,818    $        393,900
Separate Account VA-2                                                                1,564,579           1,868,780
---------------------------------------------------------------------------- ------------------- -------------------
                                                                              $      1,936,397    $      2,262,680
---------------------------------------------------------------------------- ------------------- -------------------

                                    F-II 19

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how a Policy operates, given the Policy's expenses, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing a Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us to provide an illustration based upon your specific situation.

       REGISTRATION STATEMENT

     A registration statement including other information about us and each Policy is on file with the Securities and Exchange Commission ("SEC"). For a free copy, access it on the SEC's Web site (www.sec.gov, Edgar "Search for Company Filings," "Quick Forms Lookup" and type in "Ameritas Variable") You can also ask for it from the SEC's office in Washington, D.C.; they may charge you a fee.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

                                   THANK YOU

                       for reviewing this Prospectus. You
                          should also review the series
                           fund prospectuses for those
                         Subaccount variable investment
                        options' underlying portfolios you
                                 wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

                                   Last Page

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

AVLIC'S By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of 125 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Donald R. Stading
(c) Deloitte & Touche LLP

The Following Exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.
         (1) Resolution of the Board of Directors of AVLIC Authorizing Establishment of the Account. 1
         (2)  Not applicable.
         (3)  (a) Principal Underwriting Agreement. 1
              (b) Proposed Form of Selling Agreement. 1
              (c) Commission Schedule. 1
              (d) Amendment to Principal Underwriting Agreement. 2
         (4)  Not Applicable.
         (5)  (a) Proposed Form of Policy. 2
              (b) Proposed Form of Policy Riders. 3
         (6) (a) Articles of incorporation of Ameritas Variable Life Insurance Company. 2
              (b) Bylaws of Ameritas Variable Life Insurance Company. 4
         (7)  Not applicable.
         (8) (a) Participation Agreement in the Variable Insurance Products Fund. 2
              (b) Participation Agreement in the Alger American Fund. 2
              (c) Participation Agreement in the MFS Variable Insurance Trust. 1
              (d) Participation Agreement in the Morgan Stanley Universal Funds,
                  Inc. 1
              (e) Participation Agreement in the Calvert Variable Series, Inc.
                  Ameritas Portfolios. 4
              (f) Form of Participation Agreement in the Calvert Variable
                  Series, Inc. 5
              (g) Form of Participation Agreement in the American Century
                  Variable Portfolios, Inc. 6
              (h) Form of Participation Agreement in the INVESCO Variable
                  Investment Funds, Inc. 6
              (i) Form of Participation Agreement in the Salomon Brothers
                  Variable Series Funds Inc. 6
              (j) Form of Participation Agreement in the Summit Mutual Funds,
                  Inc. 6
              (k) Form of Participation Agreement in the Third Avenue Variable
                  Series Trust. 6
         (9)  Not Applicable.
        (10)  Application for Policy. 3
        (11)  Code of Ethics. 5
2. (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
6.  Consent of Deloitte & Touche LLP.
7.  Form of Notice of Withdrawal Right and Refund pursuant to Rule 6e-3(T)(b)
    (13)(viii) under the Investment Company Act of 1940. 2
8.  Powers of Attorney. 7

Footnotes:
1.   Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate
     Account V, File No. 333-15585, filed November 5, 1996.
2.   Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance
     Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3.   Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life
     Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.
4.   Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life
     Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
5.   Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement for Ameritas Variable Life
     Insurance Company Separate Account V, File No. 333-15585, filed February 29, 2000.
6.   Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life
     Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
7.   Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life
     Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 20 to Registration Statement Number 33-30019 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 5th day of April, 2002.

                                       AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                 SEPARATE ACCOUNT V, Registrant

                            AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor

                                                     By:   Lawrence J. Arth *
                                                        ------------------------
                                                          Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 5, 2002.

         SIGNATURE                                             TITLE

     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer

     William J. Atherton *                  Director, President and Chief Operating Officer

     Kenneth C. Louis *                     Director, Executive Vice President

     Gary R. McPhail *                      Director, Executive Vice President

     Thomas C. Godlasky *                   Director, Senior Vice President and Chief Investment Officer

     JoAnn M. Martin *                      Director, Vice President and Chief Financial Officer

     Michael G. Fraizer *                   Director

     Robert C. Barth *                      Controller (Principal Accounting Officer)

     William W. Lester *                    Treasurer (Principal Financial Officer)


  /s/ Donald R. Stading                     Secretary and General Counsel
-------------------------
       Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

                                  Exhibit Index

Exhibit

2. (a)(b) Opinion and Consent of Donald R. Stading

6.        Consent of Deloitte & Touche LLP.